[826122.2390TX]1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):

Domestic Equity Funds (37.4%):
1,328,976	AZL Mid Cap Index Fund, Class 2	$29,622,867
5,829,484	AZL S&P 500 Index Fund, Class 2	102,307,451
1,142,162	AZL Small Cap Stock Index Fund, Class 2	15,716,156

		147,646,474

Fixed Income Funds (50.1%):
17,228,661	AZL Enhanced Bond Index Fund	197,440,453

International Equity Funds (12.5%):
3,074,338	AZL International Index Fund, Class 2	49,373,865

Total Affiliated Investment Companies (Cost $292,550,544)		394,460,792

Total Investment Securities (Cost $292,550,544) - 100.0%		394,460,792
Net other assets (liabilities) - 0.0%		(21,889)

Net Assets - 100.0%		$394,438,903

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788134.2391TX]1

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):

Domestic Equity Funds (48.2%):
27,564,606	AZL DFA U.S. Core Equity Fund	$370,468,301
8,519,245	AZL DFA U.S. Small Cap Fund	97,460,167

		467,928,468

Fixed Income Funds (39.9%):
37,230,134	AZL DFA Five-Year Global Fixed Income Fund	387,193,392

International Equity Funds (12.0%):
11,467,047	AZL DFA International Core Equity Fund	116,619,873

Total Affiliated Investment Companies (Cost $850,700,600)		971,741,733

Total Investment Securities (Cost $850,700,600) - 100.1%		971,741,733
Net other assets (liabilities) - (0.1)%		(541,680)

Net Assets - 100.0%		$971,200,053

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788148.2402TX]1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):

Domestic Equity Funds (35.0%):
1,092,571	AZL Mid Cap Index Fund, Class 2	$24,353,399
4,350,842	AZL S&P 500 Index Fund, Class 2	76,357,286
939,614	AZL Small Cap Stock Index Fund, Class 2	12,929,093

		113,639,778

Fixed Income Funds (47.5%):
13,470,511	AZL Enhanced Bond Index Fund	154,372,051

International Equity Funds (12.5%):
2,534,727	AZL International Index Fund, Class 2	40,707,721

Total Affiliated Investment Companies (Cost $264,918,223)		308,719,550

Total Investment Securities (Cost $264,918,223) - 95.0%		308,719,550
Net other assets (liabilities) - 5.0%		16,120,135

Net Assets - 100.0%		$324,839,685

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788148.2402TX]2

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $16,245,165 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	54	$8,041,950	$(68,515)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	62	8,079,375	(87,454)

				$(155,969)

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]1

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (28.4%):
Aerospace & Defense (1.0%):
57	Boeing Co. (The)(a)	$21,687
393	Dassault Aviation SA(a)	555,736
227	L3harris Technologies, Inc.(a)	47,361
141	Lockheed Martin Corp.(a)	54,998
72	Northrop Grumman Corp.(a)	26,985
16,705	Raytheon Co.(a)	3,277,354
3,587	Rolls-Royce Holdings plc(a)	34,926
10,793	Safran SA(a)	1,701,188
15,803	United Technologies Corp.(a)	2,157,426

		7,877,661

Air Freight & Logistics (0.0%†):
2,328	C.H. Robinson Worldwide, Inc.(a)	197,368
1,100	Yamato Holdings Co., Ltd.(a)	16,636

		214,004

Airlines (0.4%):
2,000	Air China, Ltd.(a)	1,771
39,656	Azul SA, ADR*(a)	1,420,478
596	Delta Air Lines, Inc.(a)	34,329
52,600	Japan Airlines Co., Ltd.(a)	1,563,607
324	United Continental Holdings, Inc.*(a)	28,645

		3,048,830

Auto Components (0.3%):
14,900	Denso Corp.(a)	658,356
19	Hyundai Mobis Co., Ltd.(a)	4,014
5,900	Koito Manufacturing Co., Ltd.(a)	290,928
141	Lear Corp.(a)	16,624
324	Magna Internationl, Inc.(a)	17,273
2,300	Stanley Electric Co., Ltd.(a)	61,307
15,600	Toyota Industries Corp.(a)	900,539

		1,949,041

Automobiles (0.4%):
70,000	Brilliance China Automotive Holdings, Ltd.(a)	75,699
2,233	Fiat Chrysler Automobiles NV(a)	28,929
2,265	Ford Motor Co.(a)	20,748
43,700	Fuji Heavy Industries, Ltd.(a)	1,235,464
513	General Motors Co.(a)	19,227
32,400	Great Wall Motor Co., Ltd., Class A(a)	35,140
23,600	Guangzhou Automobile Group Co., Ltd., Class A(a)	40,730
3,568	Hero MotoCorp, Ltd.(a)	136,239
94	Kia Motors Corp.(a)	3,594
1,200	Mitsubishi Motors Corp.(a)	5,238
205	Renault SA(a)	11,778
33,000	Suzuki Motor Corp.(a)	1,401,953

		3,014,739

Banks (2.2%):
68,184	ABN AMRO Group NV(a)	1,202,055
18,000	Agricultural Bank of China, Ltd., Class A(a)	7,035
1,669	Banco do Brasil SA(a)	18,275
893	Banco Santander Brasil SA(a)	9,743
73,151	Bank of America Corp.(a)	2,133,815
3,000	Bank of China, Ltd.(a)	1,182
26,000	China Citic Bank Co., Ltd.(a)	13,903
14,413	Citigroup, Inc.(a)	995,650
3,252	Criteria Caixacorp SA(a)	8,552
1,416	Fifth Third Bancorp(a)	38,770
826	Hana Financial Holdings Group, Inc.(a)	24,383
148,844	HSBC Holdings plc(a)	1,141,804

Shares		Fair Value
Common Stocks, continued
Banks, continued
38,000	Industrial & Commercial Bank of China, Ltd., Class H(a)	$25,375
745	Industrial Bank of Korea (IBK)(a)	8,224
126,934	ING Groep NV(a)	1,330,418
37,432	JPMorgan Chase & Co.(a)	4,405,372
477	KB Financial Group, Inc.(a)	17,065
1,900	Mitsubishi UFJ Financial Group, Inc.(a)	9,685
76,000	PT Bank Central Asia Tbk(a)	162,618
42,108	Regions Financial Corp.(a)	666,149
1,077	Shinhan Financial Group Co., Ltd.(a)	37,543
22,982	SunTrust Banks, Inc.(a)	1,581,162
4,842	U.S. Bancorp(a)	267,956
110,635	Unicredit SpA(a)	1,306,859
8,800	United Overseas Bank, Ltd.(a)	163,064
3,028	Wells Fargo & Co.(a)	152,732

		15,729,389

Beverages (0.1%):
1,003	Ambev SA Com Npv(a)	4,647
242	Carlsberg A/S, Class B(a)	35,812
218	Coca-Cola European Partners plc(a)	12,088
3,839	Compania Cervecerias Unidas SA, ADR(a)	85,187
740	Diageo plc(a)	30,275
379	Monster Beverage Corp.*(a)	22,005
2,017	PepsiCo, Inc.(a)	276,530
65,100	Thai Beverage PCL(a)	41,753
1,300	Tsingtao Brewery Co, Ltd., Class A(a)	8,858
4,000	Tsingtao Brewery Co., Ltd., Class H(a)	24,215

		541,370

Biotechnology (0.3%):
15,293	AbbVie, Inc.(a)	1,157,985
25	Alexion Pharmaceuticals, Inc.*(a)	2,449
364	Amgen, Inc.(a)	70,438
73	Biogen Idec, Inc.*(a)	16,996
19,204	Gilead Sciences, Inc.(a)	1,217,149
50	Incyte Corp.*(a)	3,712
27	Regeneron Pharmaceuticals, Inc.*(a)	7,490

		2,476,219

Building Products (0.2%):
500	Asahi Glass Co., Ltd.(a)	15,604
684	ASSA Abloy AB, Class B(a)	15,242
4,942	Compagnie de Saint-Gobain SA(a)	194,100
5,100	Daikin Industries, Ltd.(a)	669,772
1,776	Fortune Brands Home & Security, Inc.(a)	97,147
4,760	Masco Corp.(a)	198,397

		1,190,262

Capital Markets (0.4%):
560	Ameriprise Financial, Inc.(a)	82,376
100	B3 SA- Brasil Bolsa Balcao(a)	1,050
20,725	Charles Schwab Corp. (The)(a)	866,927
11	Deutsche Boerse AG(a)	1,719
600	GF Securities Co., Ltd.*(a)	632
156	Goldman Sachs Group, Inc.(a)	32,328
2,400	Guotai Junan Securities Co., Ltd.(a)	3,748
7,200	Haitong Securities Co., Ltd.(a)	7,601

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]2

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
45,642	Morgan Stanley(a)	$1,947,544

		2,943,925

Chemicals (0.7%):
11,679	Air Products & Chemicals, Inc.(a)	2,591,103
8,001	DuPont de Nemours, Inc.(a)	570,551
31,000	Formosa Chemicals & Fibre Corp.(a)	86,793
33,000	Formosa Plastics Corp.(a)	100,684
893	Huntsman Corp.(a)	20,771
18	Koninklijke DSM NV(a)	2,165
2,900	Kuraray Co., Ltd.(a)	35,877
483	LG Chem, Ltd.(a)	120,498
41,000	Nan Ya Plastics Corp.(a)	92,249
143	Nutrien, Ltd.(a)	7,125
67,900	PTT Global Chemical Public Co., Ltd.(a)	119,680
11,600	Shin-Etsu Chemical Co., Ltd.(a)	1,250,038
60,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H(a)	17,522
12,400	Toagosei Co., Ltd.(a)	140,598

		5,155,654

Commercial Services & Supplies (0.0%†):
2,229	Country Garden Services Holdings Co., Ltd.(a)	6,462

Communications Equipment (0.1%):
11,628	Cisco Systems, Inc.(a)	574,540
1,913	Motorola Solutions, Inc.(a)	325,994
3,479	Telefonaktiebolaget LM Ericsson, Class B(a)	27,815

		928,349

Construction & Engineering (0.1%):
1,276	Eiffage SA(a)	132,356
13,600	Kinden Corp.(a)	202,732
1,900	Kyudenko Corp.(a)	63,670
3,500	Maeda Road Construction Co., Ltd.(a)	76,462
3,200	Nippo Corp.(a)	59,531
4,100	Okumura Corp.(a)	110,019
16,500	Sinopec Engineering Group Co., Ltd.(a)	10,365
17,700	Toda Corp.(a)	102,484

		757,619

Construction Materials (0.0%†):
1,800	Anhui Conch Cement Co., Ltd., Class A(a)	10,473
4,000	Anhui Conch Cement Co., Ltd., Class H(a)	23,860
30,000	China Resources Cement Holdings, Ltd.(a)	30,128
48	HeidelbergCement AG(a)	3,470
820	LafargeHolcim, Ltd., Registered Shares(a)	40,423
9,600	Siam Cement PCL(a)	128,145

		236,499

Consumer Finance (0.0%†):
694	Ally Financial, Inc.(a)	23,013
301	Capital One Financial Corp.(a)	27,385
490	Discover Financial Services(a)	39,734
268	Synchrony Financial(a)	9,136

		99,268

Containers & Packaging (0.0%†):
226	Packaging Corp. of America(a)	23,979

Shares		Fair Value
Common Stocks, continued
Distributors (0.0%†):
3,500	Canon Marketing Japan, Inc.(a)	$74,681

Diversified Consumer Services (0.0%†):
1,635	TAL Education Group, ADR*(a)	55,982

Diversified Financial Services (0.1%):
1,926	Berkshire Hathaway, Inc., Class B*(a)	400,647
114,000	Fubon Financial Holdings Co., Ltd.(a)	163,961

		564,608

Diversified Telecommunication Services (0.6%):
51,691	Cellnex Telecom SAU(a)	2,134,967
2,000	China Unicom Hong Kong, Ltd.(a)	2,115
218,000	Chunghwa Telecom Co., Ltd.(a)	780,231
657	France Telecom SA(a)	10,311
84,000	HKT Trust & HKT, Ltd.(a)	133,558
1,760	LG Uplus Corp.(a)	20,124
3,300	Nippon Telegraph & Telephone Corp.(a)	157,857
50,100	Singapore Telecommunications, Ltd.(a)	112,530
3,845	Telefonica SA(a)	29,356
136	Telia Co AB(a)	609
16,484	Verizon Communications, Inc.(a)	994,974

		4,376,632

Electric Utilities (0.6%):
5,334	CEZ(a)	117,919
19,000	CK Infrastructure Holdings, Ltd.(a)	127,442
13,000	CLP Holdings, Ltd.(a)	136,122
324	Electricite de France(a)	3,625
177,468	Enel SpA(a)	1,325,838
4,396	Exelon Corp.(a)	212,371
64	Fortum OYJ(a)	1,514
8,000	Hongkong Electric Holdings, Ltd.(a)	53,772
10,465	NextEra Energy, Inc.(a)	2,438,240
358	Xcel Energy, Inc.(a)	23,231

		4,440,074

Electrical Equipment (0.4%):
126	Eaton Corp. plc(a)	10,477
36,704	Emerson Electric Co.(a)	2,454,029
3,200	GS Yuasa Corp.(a)	55,693
3,000	Mabuchi Motor Co., Ltd.(a)	112,660
140	Rockwell Automation, Inc.(a)	23,072

		2,655,931

Electronic Equipment, Instruments & Components (0.4%):
1,608	ALPS Electric Co., Ltd.(a)	30,210
7,663	Corning, Inc.(a)	218,549
13,000	Hangzhou Hikvision Digital(a)	59,371
1,300	Hitachi, Ltd.(a)	48,691
63,320	Hon Hai Precision Industry Co., Ltd.(a)	149,903
6,200	Japan Aviation Electronics Industry, Ltd.(a)	88,618
200	Keyence Corp.(a)	124,625
38,400	Murata Manufacturing Co., Ltd.(a)	1,859,310
9	Samsung SDI Co., Ltd.(a)	1,679
4,391	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A(a)	61,447

		2,642,403

Energy Equipment & Services (0.0%†):
2,418	Schlumberger, Ltd.(a)	82,623

Entertainment (0.0%†):
323	Ncsoft Corp.(a)	140,486

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]3

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
776	Vivendi Universal SA(a)	$21,308
373	Walt Disney Co. (The)(a)	48,609

		210,403

Equity Real Estate Investment Trusts (0.2%):
960	American Tower Corp.(a)	212,285
1,498	Equinix, Inc.(a)	864,046
10,500	Link REIT (The)(a)	115,277
8,396	Weyerhaeuser Co.(a)	232,569

		1,424,177

Food & Staples Retailing (0.2%):
300	AEON Co., Ltd.(a)	5,519
175	Costco Wholesale Corp.(a)	50,419
7,330	Jeronimo Martins SGPS SA(a)	123,634
1,810	Kroger Co. (The)(a)	46,662
5,500	Laobaixing Pharmacy Chain JSC, Class A(a)	58,486
1,800	Seven & I Holdings Co., Ltd.(a)	69,084
9,000	Sun Art Retail Group, Ltd.(a)	9,160
354	Sysco Corp.(a)	28,108
9,079	Wal-Mart Stores, Inc.(a)	1,077,495
17	Woolworths, Ltd.(a)	428
5,300	Yifeng Pharmacy Chain Co., Ltd., Class A(a)	58,653

		1,527,648

Food Products (1.0%):
75,600	Ajinomoto Co., Inc.(a)	1,430,549
13,000	China Mengniu Dairy Co., Ltd.(a)	48,521
13,000	Dali Foods Group Co., Ltd.(a)	7,981
35,754	Danone SA(a)	3,148,632
3,800	Foshan Haitian Flavouring & Food Co., Ltd.(a)	58,634
14,200	Inner Mongolia Yili Indsutrial Group Co., Ltd.(a)	57,037
1,565	JBS SA(a)	12,352
236	Kraft Heinz Co. (The)(a)	6,593
2,906	Mondelez International, Inc., Class A(a)	160,760
23,092	Nestle SA, Registered Shares(a)	2,505,510
4,000	Tingyi (Caymen Is) Holding Corp.(a)	5,651
67,000	Uni-President Enterprises Corp.(a)	161,545
183,000	Want Want China Holdings, Ltd.(a)	145,712

		7,749,477

Gas Utilities (0.2%):
3,500	Beijing Enterprises Holdings, Ltd.(a)	16,138
48,000	Tokyo Gas Co., Ltd.(a)	1,213,719

		1,229,857

Health Care Equipment & Supplies (1.0%):
2,364	Abbott Laboratories(a)	197,796
4,700	Autobio Diagnostics Co., Ltd., Class A(a)	58,316
1,815	Baxter International, Inc.(a)	158,758
7,623	Becton, Dickinson & Co.(a)	1,928,314
242	Edwards Lifesciences Corp.*(a)	53,218
2,983	EssilorLuxottica SA(a)	430,260
14,900	HOYA Corp.(a)	1,216,556
56	Intuitive Surgical, Inc.*(a)	30,236
54,230	Koninklijke Philips Electronics NV(a)	2,513,471
1,016	Medtronic plc(a)	110,358
37,900	Olympus Co., Ltd.(a)	513,042

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,200	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A(a)	$57,036
927	Stryker Corp.(a)	200,510

		7,467,871

Health Care Providers & Services (1.4%):
11,899	Aier Eye Hospital Group Co., Ltd., Class A(a)	59,304
3,900	Alfresa Holdings Corp.(a)	87,518
11,320	Anthem, Inc.(a)	2,717,932
528	Cardinal Health, Inc.(a)	24,916
544	Centene Corp.*(a)	23,533
9,382	CVS Health Corp.(a)	591,723
8,731	DaVita, Inc.*(a)	498,278
17,335	Fresenius SE & Co. KGaA(a)	810,301
10,197	HCA Healthcare, Inc.(a)	1,227,923
469	McKesson Corp.(a)	64,094
4,600	Medipal Holdings Corp.(a)	102,851
18,442	NMC Health plc^(a)	614,133
57,652	Notre Dame Intermedica Participacoes SA(a)	752,809
1,800	Suzuken Co., Ltd.(a)	97,148
12,491	UnitedHealth Group, Inc.(a)	2,714,544

		10,387,007

Health Care Technology (0.0%†):
9	Cerner Corp.(a)	614

Hotels, Restaurants & Leisure (0.4%):
134	Carnival Corp., Class A(a)	5,857
19,700	Genting Singapore, Ltd.(a)	12,550
1,764	Huazhu Group, Ltd., ADR(a)	58,247
4,590	McDonald’s Corp.(a)	985,519
203	Royal Caribbean Cruises, Ltd.(a)	21,991
12,091	Sodexo SA(a)	1,358,044
590	Starbucks Corp.(a)	52,168
662	Wyndham Worldwide Corp.(a)	30,465
3,228	Yum China Holdings, Inc.(a)	146,648
414	Yum! Brands, Inc.(a)	46,960

		2,718,449

Household Durables (0.1%):
3,001	Berkeley Group Holdings plc (The)(a)	154,166
1,277	Coway Co., Ltd.(a)	90,404
4,900	Gree Electric Appliances, Inc. of Zhuhai, Class A(a)	39,540
10,600	Hangzhou Robam Applinaces Co. Limited(a)	39,251
826	LG Electronics, Inc.(a)	46,376
17,300	Qingdao Haier Co., Ltd.(a)	37,250
300	Sony Corp.(a)	17,631

		424,618

Household Products (0.3%):
27,758	Colgate-Palmolive Co.(a)	2,040,491
1,064	Procter & Gamble Co. (The)(a)	132,340

		2,172,831

Independent Power and Renewable Electricity Producers (0.0%†):
1,736	AES Corp. (The)(a)	28,366
27,000	Cgn Power Co., Ltd., Class H(a)	6,836
9,000	China Longyuan Power Group Corp.(a)	5,056
8,000	China Resources Power Holdings Co.(a)	9,730
617	Engie Brasil Energia SA(a)	6,592
7,589	Vistra Energy Corp.(a)	202,854

		259,434

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]4

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (0.5%):
8,000	Citic, Ltd.(a)	$10,071
34,000	Fosun International, Ltd.(a)	42,308
2,964	General Electric Co.(a)	26,498
335	Honeywell International, Inc.(a)	56,682
3,800	Jardine Matheson Holdings, Ltd.(a)	203,819
29,297	Siemens AG, Registered Shares(a)	3,139,136

		3,478,514

Insurance (0.6%):
1,533	AEGON NV(a)	6,374
5	Allstate Corp. (The)(a)	543
94,000	Cathay Financial Holding Co., Ltd.(a)	124,059
600	China Taiping Insurance Holdings Co., Ltd.(a)	1,349
6,959	Chubb, Ltd.(a)	1,123,461
119	Discovery, Ltd.^(a)	898
55	Fairfax Financial Holdings, Ltd.(a)	24,247
3,708	Hartford Financial Services Group, Inc. (The)(a)	224,742
600	Japan Post Holdings Co., Ltd.(a)	5,542
23,896	Marsh & McLennan Cos., Inc.(a)	2,390,795
648	MetLife, Inc.(a)	30,560
18	Muenchener Rueckversicherungs-Gesellschaft AG(a)	4,656
600	NKSJ Holdings, Inc.(a)	25,231
12,631	Old Mutual, Ltd.^(a)	16,126
445	Progressive Corp. (The)(a)	34,376
394	Prudential Financial, Inc.(a)	35,440
286	Reinsurance Group of America, Inc.(a)	45,726
1,301	Travelers Cos., Inc. (The)(a)	193,446
9	Willis Towers Watson plc(a)	1,737

		4,289,308

Interactive Media & Services (1.4%):
51	Alphabet, Inc., Class A*(a)	62,278
5,158	Alphabet, Inc., Class C*(a)	6,287,602
6	Baidu, Inc., ADR*(a)	617
10,577	Facebook, Inc., Class A*(a)	1,883,552
52,000	Tencent Holdings, Ltd.(a)	2,206,922
9,200	Yahoo! Japan Corp.(a)	26,035

		10,467,006

Internet & Direct Marketing Retail (0.9%):
11,905	Alibaba Group Holding, Ltd., ADR*(a)	1,990,873
2,206	Amazon.com, Inc.*(a)(b)	3,829,417
14	Booking Holdings, Inc.*(a)	27,477
1,185	eBay, Inc.(a)	46,191
504	Expedia, Inc.(a)	67,743
1,529	JD.com, Inc., ADR*(a)	43,133
36,100	Start Today Co., Ltd.^(a)	832,984
151	Vipshop Holdings, Ltd., ADR*(a)	1,347

		6,839,165

IT Services (0.6%):
1,920	Accenture plc, Class C(a)	369,312
360	Adyen NV*(a)	237,335
897	DXC Technology Co.(a)	26,462
7,836	FleetCor Technologies, Inc.*(a)	2,247,208
1,076	Global Payments, Inc.(a)	171,084
252	International Business Machines Corp.(a)	36,646
2,244	MasterCard, Inc., Class A(a)	609,403
200	NTT Data Corp.(a)	2,595
4,004	PayPal Holdings, Inc.*(a)	414,774

Shares		Fair Value
Common Stocks, continued
IT Services, continued
287	VeriSign, Inc.*(a)	$54,137
3,746	Visa, Inc., Class A(a)	644,349
973	Wipro, Ltd.(a)	3,293
47	Wirecard AG(a)	7,510

		4,824,108

Leisure Products (0.0%†):
2,809	Peloton Interactive, Inc., Class A*^(a)	70,506

Life Sciences Tools & Services (0.2%):
18,871	Agilent Technologies, Inc.(a)	1,446,085
6,700	Hangzhou Tigermed Consulting Co., Ltd., Class A(a)	58,298
442	Thermo Fisher Scientific, Inc.(a)	128,741
4,900	WuXi AppTec Co., Ltd., Class A(a)	59,521
5,500	Wuxi Biologics Cayman, Inc.*(a)	56,207

		1,748,852

Machinery (0.3%):
546	Atlas Copco AB(a)	14,819
26	Caterpillar, Inc.(a)	3,284
124	Cummins, Inc.(a)	20,171
7,774	Dover Corp.(a)	773,980
13,000	Han’s Laser Technology(a)	65,349
11,872	Knorr-Bremse AG(a)	1,115,790
1,100	Mitsubishi Heavy Industries, Ltd.(a)	43,275
661	Sandvik AB(a)	10,297
4,600	Sany Heavy Industry Co., Ltd.(a)	9,245
93	Stanley Black & Decker, Inc.(a)	13,430
5,000	Weichai Power Co., Ltd., Class H(a)	7,250
500	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A(a)	400

		2,077,290

Marine (0.0%†):
39	A.P. Moeller - Maersk A/S, Class A(a)	41,703
19	A.P. Moeller - Maersk A/S, Class B(a)	21,546

		63,249

Media (1.1%):
5,865	Charter Communications, Inc., Class A*(a)	2,417,084
79,028	Comcast Corp., Class A(a)(b)	3,562,582
15,329	I-Cable Communications, Ltd.*(a)	146
8,787	Liberty Broadband Corp., Class C*(a)	919,735
8,362	Liberty SiriusXM Group, Class A*(a)	347,608
14,011	Liberty SiriusXM Group, Class C*(a)	587,902
9	MultiChoice Group, Ltd.*(a)	70
5,600	Nippon Television Holdings, Inc.(a)	72,148
1,324	Omnicom Group, Inc.(a)	103,669
921	Publicis Groupe SA(a)	45,275
73,348	RAI Way SpA(a)	425,423
5,600	TV Asahi Holdings Corp.^(a)	88,372

		8,570,014

Metals & Mining (0.4%):
9,384	Barrick Gold Corp.(a)	162,362
6,000	China Hongqiao Group, Ltd.(a)	3,823
1,800	DOWA Mining Co.(a)	61,772
14,445	Eregli Demir ve Celik Fabrikalari T.A.S.(a)	17,573
2,384	Glencore International plc(a)	7,181

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]5

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
96	Kumba Iron Ore, Ltd.(a)	$2,376
22,292	Newcrest Mining, Ltd.(a)	519,610
28,682	Newmont Mining Corp.(a)	1,087,622
689	POSCO(a)	130,515
45	Rio Tinto plc(a)	2,337
139	Rio Tinto, Ltd.(a)	8,740
5,416	South32, Ltd.(a)	9,623
70	Southern Copper Corp.(a)	2,389
16,700	Tokyo Steel Manufacturing Co., Ltd.(a)	128,639
10,105	Vedanta, Ltd.(a)	21,982
18,444	Wheaton Precious Metals Corp.(a)	483,691
2,700	Yamato Kogyo Co., Ltd.(a)	67,384
42,000	Zijin Mining Group Co., Ltd.(a)	14,463

		2,732,082

Multiline Retail (0.3%):
6	Dollar General Corp.(a)	954
12,229	Dollar Tree, Inc.*(a)	1,396,062
10,231	Macy’s, Inc.(a)	158,990
8,312	Target Corp.(a)	888,636

		2,444,642

Multi-Utilities (0.1%):
3,512	AGL Energy, Ltd.(a)	45,377
707	CenterPoint Energy, Inc.(a)	21,337
545	Engie Group(a)	8,903
6,614	Sempra Energy(a)	976,293

		1,051,910

Oil, Gas & Consumable Fuels (1.6%):
517	Chevron Corp.(a)	61,316
46,000	China Petroleum & Chemical Corp., Class H(a)	27,459
9,500	China Shenhua Energy Co., Ltd.(a)	19,017
21,000	CNOOC, Ltd.(a)	32,265
25,283	Coal India, Ltd.(a)	71,374
429	ConocoPhillips Co.(a)	24,444
1,222	Devon Energy Corp.(a)	29,401
44,074	Enbridge, Inc.(a)	1,547,098
1,743	Exxon Mobil Corp.(a)	123,073
941	Fieldwood Energy LLC*(a)(c)	23,525
3,485	Fieldwood Energy LLC*(a)(c)	87,125
24,000	Formosa Petrochemical Corp.(a)	76,148
1,755	Hindustan Petroleum Corp., Ltd.(a)	7,474
286	Imperial Oil, Ltd.(a)	7,448
8,000	Kunlun Energy Co., Ltd.(a)	6,897
8,951	Marathon Petroleum Corp.(a)	543,773
43,210	Oil & Natural Gas Corp., Ltd.(a)	80,585
34,737	ONEOK, Inc.(a)	2,559,771
317	Phillips 66(a)	32,461
89,697	Reliance Industries, Ltd.(a)	1,686,441
1,349	Repsol SA(a)	21,039
12,827	Royal Dutch Shell plc, Class A, ADR(a)	754,869
35,307	Royal Dutch Shell plc, Class A(a)	1,031,971
748	Royal Dutch Shell plc, Class A(a)	21,859
374	Royal Dutch Shell plc, Class B(a)	10,985
900	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A(a)	916
20,803	Snam SpA(a)	105,165
867	S-Oil Corp.(a)	72,375
22,575	TC Energy Corp.(a)	1,169,053
38,300	Thai Oil Public Co., Ltd.(a)	87,451
380	Total SA, ADR(a)	19,760
127	Tupras-Turkiye Petrol Rafine(a)	3,230

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
334	Valero Energy Corp.(a)	$28,470
60,079	Williams Cos., Inc.(a)	1,445,501
10,000	Yanzhou Coal Mining Co.(a)	10,123
769	YPF Sociedad Anonima, ADR(a)	7,113

		11,836,975

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.*(a)(c)(d)	318,082

Personal Products (0.0%†):
9,000	Hengan International Group Co., Ltd.(a)	58,772
11,700	Shanghai Jahwa United Co., Ltd., Class A(a)	56,489

		115,261

Pharmaceuticals (1.4%):
1,482	Aspen Pharmacare Holdings, Ltd.(a)	8,418
84,300	Astellas Pharma, Inc.(a)	1,204,945
6,597	AstraZeneca plc(a)	586,122
3,685	Asymchem Laboratories Tianjin Co., Ltd., Class A(a)	61,011
9,133	Bayer AG, Registered Shares(a)	643,851
1,055	Bristol-Myers Squibb Co.(a)	53,499
5,500	China Resources Pharmaceutical(a)	5,175
361	GlaxoSmithKline plc(a)	7,726
5,399	Jiangsu Hengrui Medicine Co., Ltd.(a)	61,233
19,214	Johnson & Johnson Co.(a)	2,485,907
300	Kyowa Hakko Kogyo Co., Ltd.(a)	5,827
20,387	Merck & Co., Inc.(a)	1,716,178
5	Novartis AG, Registered Shares(a)	434
7,049	Novo Nordisk A/S, Class B(a)	364,042
400	Ono Pharmaceutical Co., Ltd.(a)	7,276
900	Otsuka Holdings Co., Ltd.(a)	33,669
59,006	Pfizer, Inc.(a)	2,120,086
1,977	Roche Holding AG(a)	576,688
6,279	Sanofi-Aventis SA(a)	582,162
100	Shionogi & Co., Ltd.(a)	5,580
327	Zoetis, Inc.(a)	40,741

		10,570,570

Professional Services (0.0%†):
1,020	Reed Elsevier plc(a)	24,195
671	Thomson Reuters Corp.(a)	44,853

		69,048

Real Estate Management & Development (0.5%):
10,000	Agile Property Holdings, Ltd.(a)	12,217
568,600	CapitaLand, Ltd.(a)	1,456,774
200	Daiwa House Industry Co., Ltd.(a)	6,517
72,000	Hang Lung Properties, Ltd.(a)	163,661
7,800	Hongkong Land Holdings, Ltd.(a)	43,949
14,000	Hysan Development Co., Ltd.(a)	56,643
10,600	Mitsubishi Estate Co., Ltd.(a)	205,281
24,000	Sino Land Co., Ltd.(a)	36,224
117,166	Sun Hung Kai Properties, Ltd.(a)	1,693,911
10,000	Swire Pacific, Ltd., Class A(a)	93,193
3,152	Vonovia SE(a)	159,872
15,000	Wharf Real Estate Investment Co., Ltd.(a)	82,237

		4,010,479

Road & Rail (0.5%):
264	Canadian National Railway Co.(a)	23,708
84	Canadian Pacific Railway, Ltd., Class 1(a)	18,669
70,800	ComfortDelGro Corp., Ltd.(a)	123,163

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]6

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
1,069	CSX Corp.(a)	$74,050
1,300	Daqin Railway Co., Ltd., Class A(a)	1,383
15,300	East Japan Railway Co.(a)	1,463,846
153	Norfolk Southern Corp.(a)	27,488
4,700	Seino Holdings Co., Ltd.(a)	58,827
68,532	Uber Technologies 6mo Lock Up*(a)(c)	2,066,708
483	Uber Technologies, Inc.*(a)	14,717
306	Union Pacific Corp.(a)	49,566

		3,922,125

Semiconductors & Semiconductor Equipment (0.8%):
11,864	Applied Materials, Inc.(a)	592,014
10	ASML Holding NV(a)	2,482
1,000	Globalwafers Co., Ltd.(a)	10,187
1,791	Intel Corp.(a)	92,290
355	KLA-Tencor Corp.(a)	56,605
10,215	Marvell Technology Group, Ltd.(a)	255,068
2,000	MediaTek, Inc.(a)	23,844
587	Micron Technology, Inc.*(a)	25,153
346	NXP Semiconductors NV(a)	37,755
6,031	Qualcomm, Inc.(a)	460,045
306,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	2,695,818
7,910	Texas Instruments, Inc.(a)	1,022,287
5,825	Xilinx, Inc.(a)	558,618

		5,832,166

Software (1.8%):
2,276	Adobe Systems, Inc.*(a)	628,745
8,641	Autodesk, Inc.*(a)	1,276,275
7,041	Citrix Systems, Inc.(a)	679,597
14	Dassault Systemes SA(a)	1,994
49,146	Dropbox, Inc., Class A*(a)	991,275
11,400	Glodon Co., Ltd., Class A(a)	56,916
5,400	Hundsun Technologies, Inc.(a)	56,344
2,569	Intuit, Inc.(a)	683,200
64,000	Kingdee International Software Group Co., Ltd.(a)	67,955
26,000	Kingsoft Corp., Ltd.*(a)	55,602
49,753	Microsoft Corp.(a)	6,917,159
19,158	Oracle Corp.(a)	1,054,265
4,433	Salesforce.com, Inc.*(a)	658,035
77	SAP AG(a)	9,051
58	ServiceNow, Inc.*(a)	14,723
13,599	Venustech Group, Inc., Class A(a)	60,994
361	VMware, Inc., Class A(a)	54,172
12,299	Yonyou Network Technology Co., Ltd.(a)	53,524

		13,319,826

Specialty Retail (0.5%):
12	AutoZone, Inc.*(a)	13,015
5,289	Home Depot, Inc. (The)(a)	1,227,154
12,293	Lowe’s Cos., Inc.(a)	1,351,739
4,542	Petrobras Distribuidora SA(a)	30,097
417	Ross Stores, Inc.(a)	45,807
22,441	TJX Cos., Inc. (The)(a)	1,250,861

		3,918,673

Technology Hardware, Storage & Peripherals (0.8%):
27,251	Apple, Inc.(a)	6,103,407
154	Dell Technologies, Inc., Class C*(a)	7,986
400	Fujifilm Holdings Corp.(a)	17,631
1,161	Hewlett Packard Enterprise Co.(a)	17,612

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
890	HP, Inc.(a)	$16,839
15,900	Inspur Electronic Information Industry Co., Ltd., Class A(a)	57,672
100,000	Lenovo Group, Ltd.(a)	66,534
426	Western Digital Corp.(a)	25,407

		6,313,088

Textiles, Apparel & Luxury Goods (0.0%†):
136	Adidas AG(a)	42,320
7,000	Anta Sports Products, Ltd.(a)	57,972
1,306	Compagnie Financiere Richemont SA(a)	96,004
51	Kering(a)	26,033
19,500	Li Ning Co., Ltd.(a)	56,079
338	Nike, Inc., Class B(a)	31,745

		310,153

Thrifts & Mortgage Finance (0.1%):
33,645	Housing Development Finance Corp., Ltd.(a)	939,420

Tobacco (0.3%):
18,765	Altria Group, Inc.(a)	767,489
9,968	KT&G Corp.(a)	880,072
11,768	Philip Morris International, Inc.(a)	893,544

		2,541,105

Trading Companies & Distributors (0.1%):
12,890	Ferguson plc(a)	941,559

Transportation Infrastructure (0.0%†):
20,000	Beijing Capital International Airport Co., Ltd.(a)	17,111
3,400	Kamigumi Co., Ltd.(a)	77,036
28,200	Malaysia Airports Holdings Berhad(a)	58,393
4,599	Shanghai International Air(a)	51,586
10,000	Zhejiang Expressway Co., Ltd.(a)	8,627

		212,753

Wireless Telecommunication Services (0.5%):
25,000	Advanced Information Service plc(a)	179,965
46,298	America Movil SAB de C.V., Series L(a)	34,352
4,500	China Mobile, Ltd.(a)	37,348
133,000	Far EasTone Telecommunications Co., Ltd.(a)	310,637
77,500	Intouch Holdings Public Co., Ltd.(a)	166,112
6,200	KDDI Corp.(a)	162,091
269	Rogers Communications, Inc.(a)	13,104
524	SK Telecom Co., Ltd.(a)	105,448
101,000	Taiwan Mobile Co., Ltd.(a)	364,426
872	Turkcell Iletisim Hizmetleri AS(a)	2,012
1,156,031	Vodafone Group plc(a)	2,301,760

		3,677,255

Total Common Stocks (Cost $183,142,788)		214,163,774

Preferred Stocks (0.5%):
Banks (0.1%):
100	Banco Bradesco SA, 2.97%, 1/3/20(a)	816
12,329	Citigroup Capital XIII, Series A, 8.24%, 10/28/19^(a)	338,184
24,762	Itau Unibanco Holding SA, Series S, 0.47%, 1/3/20(a)	208,784
75,000	USB Capital IX, 3.50%, 10/29/49(US0003M+102bps), Callable 11/7/19 @ 100(a)	64,594

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]7

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Banks, continued
116	Wells Fargo & Co., Series L, Class A, 4.93%, 5/30/19(a)	$176,609

		788,987

Consumer Finance (0.1%):
13,543	GMAC Capital Trust I, Series 2, 8.04%, 8/13/19(a)	354,962

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C*(a)(c)(d)	387,158

Household Products (0.1%):
11,360	Henkel AG & Co. KGaA, 1.88%, 4/21/20(a)	1,124,665

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I*(a)(c)(d)	707,396

Total Preferred Stocks (Cost $3,241,051)		3,363,168

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.1%):
Household Durables (0.0%†):
$23,389	Jawbone, 0.00%*(a)(c)(d)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%*(a)(c)(d)	3,106
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%*(a)(c)(d)	458,982

		462,088

Total Private Placements (Cost $793,586)		462,088

Convertible Bonds (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(c)(d)(e)	—

Real Estate Management & Development (0.0%†):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(f)	181,453

Total Convertible Bonds (Cost $575,738)		181,453

Bank Loans (0.1%):
Hotels, Restaurants & Leisure (0.1%):
350,314	Hilton Worldwide Finance LLC, 3.33% (US LIBOR+175 bps), 10/25/23(a)	352,300

Oil, Gas & Consumable Fuels (0.0%†):
151,147	Fieldwood Energy LLC, 9.77% (US LIBOR+725 bps), 4/11/23(a)	111,849

Total Bank Loans (Cost $499,059)		464,149

Corporate Bonds (2.8%):
Aerospace & Defense (0.1%):
681,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)(f)	730,373

Banks (0.7%):
265,000	Bank of America Corp., 3.30%, 1/11/23, MTN(a)	273,697

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$586,000	Bank of America Corp., 4.13%, 1/22/24, MTN(a)	$630,694
141,000	Bank of America Corp., 4.00%, 1/22/25, MTN(a)	149,722
455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100(a)	471,282
241,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps), Callable 8/15/20 @ 100(a)	244,615
595,000	Citigroup, Inc., Series O, 5.88% (US0003M+406 bps), Callable 3/27/20 @ 100(a)	600,950
353,000	JPMorgan Chase & Co., 4.02% (US0003M+100 bps), 12/5/24, Callable 12/5/23 @ 100(a)	376,419
315,000	JPMorgan Chase & Co., 5.00% (SOFR+338 bps), Callable 8/1/24 @ 100(a)	324,476
108,000	SunTrust Banks, Inc., 4.00%, 5/1/25, Callable 3/1/25 @ 100(a)	116,674
53,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100(a)	53,970
170,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN(a)	179,467
898,000	Wells Fargo & Co., 3.20% (US0003M+117 bps), 6/17/27, Callable 6/17/26 @ 100, MTN(a)	927,888
370,000	Wells Fargo Bank NA, 3.55%, 8/14/23, Callable 7/14/23 @ 100(a)	388,365

		4,738,219

Biotechnology (0.1%):
112,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100(a)	116,339
265,000	Gilead Sciences, Inc., 3.25%, 9/1/22, Callable 7/1/22 @ 100(a)	274,340
293,000	Gilead Sciences, Inc., 3.70%, 4/1/24, Callable 1/1/24 @ 100(a)	309,963

		700,642

Capital Markets (0.2%):
265,000	Goldman Sachs Group, Inc., 2.91% (US0003M+105 bps), 6/5/23, Callable 6/5/22 @ 100(a)	268,378
281,000	Goldman Sachs Group, Inc., Series M, 5.38% (US0003M+392 bps), Callable 5/10/20 @ 100(a)	283,810
360,000	Morgan Stanley, Series F, 3.88%, 4/29/24(a)	381,847
230,000	Morgan Stanley, 2.72% (SOFR+115 bps), 7/22/25, Callable 7/22/24 @ 100, MTN(a)	231,968

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]8

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$198,000	Morgan Stanley, Series H, 5.91% (US0003M+361 bps), Callable 1/15/20 @ 100(a)	$199,980
309,000	The Goldman Sachs Group, Inc., 3.63%, 2/20/24, Callable 1/20/24 @ 100(a)	323,563

		1,689,546

Consumer Finance (0.2%):
567,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100(a)	597,031
177,000	American Express Co., Series C, 4.90% (US0003M+329 bps), Callable 3/15/20 @ 100(a)	177,221
245,000	Capital One Finance Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100(a)	253,071
190,000	Capital One Financial Corp., 3.20%, 1/30/23, Callable 12/30/22 @ 100(a)	194,831

		1,222,154

Diversified Financial Services (0.0%†):
220,000	BP Capital Markets America, Inc., 3.79%, 2/6/24, Callable 1/6/24 @ 100(a)	233,959

Diversified Telecommunication Services (0.0%†):
48,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	51,720
294,000	Verizon Communications, Inc., 3.50%, 11/1/24, Callable 8/1/24 @ 100(a)	311,329

		363,049

Electric Utilities (0.1%):
245,000	NextEra Energy Capital Holdings, Inc., 2.90%, 4/1/22(a)	249,018
236,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(a)(f)	248,095

		497,113

Equity Real Estate Investment Trusts (0.0%†):
54,000	AvalonBay Communities, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100(a)	57,455

Food & Staples Retailing (0.0%†):
270,000	Walgreen Co., 3.10%, 9/15/22(a)	276,346

Health Care Equipment & Supplies (0.1%):
364,000	Becton Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100(a)	369,322
120,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100(a)	124,848

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$257,000	Becton, Dickinson & Co., 3.13%, 11/8/21(a)	$261,235

		755,405

Health Care Providers & Services (0.2%):
359,000	Cigna Corp., 3.40%, 9/17/21(a)	366,371
306,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)	320,294
813,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100(a)	845,711
62,000	UnitedHealth Group, Inc., 3.70%, 12/15/25(a)	66,606

		1,598,982

Hotels, Restaurants & Leisure (0.1%):
164,000	McDonald’s Corp., 3.35%, 4/1/23, Callable 3/1/23 @ 100, MTN(a)	170,784
265,000	Starbucks Corp., 3.10%, 3/1/23, Callable 2/1/23 @ 100(a)	273,797

		444,581

Insurance (0.1%):
63,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100(a)	70,824
152,000	Marsh & McLennan Cos., Inc., 3.88%, 3/15/24, Callable 2/15/24 @ 100(a)	161,727
63,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100(a)	71,020
151,000	Prudential Financial, Inc., 5.88% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100(a)	162,713
100,000	Prudential Financial, Inc., 5.62% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100(a)	107,250

		573,534

IT Services (0.2%):
933,000	Fiserv, Inc., 2.75%, 7/1/24, Callable 6/1/24 @ 100(a)	949,154
573,000	International Business Machines Corp., 3.00%, 5/15/24(a)	592,829
65,000	PayPal Holdings, Inc., 2.40%, 10/1/24, Callable 9/1/24 @ 100(a)	65,359
95,000	PayPal Holdings, Inc., 2.65%, 10/1/26, Callable 8/1/26 @ 100(a)	95,768

		1,703,110

Media (0.1%):
524,000	Comcast Corp., 3.70%, 4/15/24, Callable 3/15/24 @ 100(a)	558,148
224,798	iHeartCommunications, Inc., 6.38%, 5/1/26, Callable 5/1/22 @ 103.19^(a)	242,782
79,777	iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19^(a)	86,159

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]9

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$200,000	NBCUniversal Enterprise, Inc., 5.25%, Callable 3/19/21 @ 100(a)(f)	$204,379

		1,091,468

Oil, Gas & Consumable Fuels (0.4%):
66,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 2/1/24 @ 100(a)	70,543
104,000	Energy Transfer Operating LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100(a)	115,522
84,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100(a)	87,781
363,000	Enterprise Products Operating LLC, 3.35%, 3/15/23, Callable 12/15/22 @ 100(a)	375,285
85,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100(a)	89,674
83,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100(a)	88,318
69,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24, Callable 11/1/23 @ 100(a)	73,246
183,000	MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100(a)	192,546
85,000	Occidental Petroleum Corp., 2.70%, 8/15/22(a)	85,718
315,000	ONEOK Partners LP, 4.90%, 3/15/25, Callable 12/15/24 @ 100(a)	346,022
210,000	ONEOK, Inc., 2.75%, 9/1/24, Callable 8/1/24 @ 100(a)	210,839
217,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100(a)	224,099
126,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100(a)	135,154

		2,094,747

Pharmaceuticals (0.0%†):
133,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(f)	139,716

Semiconductors & Semiconductor Equipment (0.1%):
448,000	Broadcom, Inc., 3.13%, 4/15/21(a)(f)	452,214
133,000	Qualcomm, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100(a)	135,285
345,000	Qualcomm, Inc., 2.90%, 5/20/24, Callable 3/20/24 @ 100(a)	354,357

		941,856

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail (0.0%†):
$202,000	Home Depot, Inc. (The), 2.95%, 6/15/29, Callable 3/15/29 @ 100(a)	$211,954

Technology Hardware, Storage & Peripherals (0.1%):
462,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100(a)	493,382
450,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100(a)	477,225

		970,607

Total Corporate Bonds (Cost $20,316,388)		21,034,816

Foreign Bonds (3.4%):
Banks (0.1%):
230,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), Callable 1/22/29 @ 126+(a)	498,716

Sovereign Bond (3.3%):
1,093,000	Australian Government, Series FR78, 3.00%, 3/21/47+(a)(f)	961,081
874,000	Canadian Government, 0.75%, 3/1/21+(a)	651,558
12,116,000,000	Indonesia Treasury Bond, 8.25%, 5/15/29+(a)	908,743
2,563,000	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29+(a)(f)	3,366,416
1,176,000	Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49+(a)(f)	1,847,753
370,250,000	Japan Treasury Discount Bill, Series 846, 0.00%, 10/21/19+(a)(g)	3,425,077
269,200,000	Japan Treasury Discount Bill, Series 847, 0.00%, 10/28/19+(a)(g)	2,490,378
269,200,000	Japan Treasury Discount Bill, Series 848, 0.00%, 11/5/19+(a)(g)	2,490,505
298,850,000	Japan Treasury Discount Bill, Series 851, 0.00%, 11/18/19+(a)(g)	2,765,165
8,700,000	Mexican Bonos, Series M, 8.00%, 9/5/24+(a)(h)	465,106
8,200,000	Mexican Bonos, Series M 20, 10.00%, 12/5/24+(a)(h)	475,787
210,000	Republic of Argentina, 3.38%, 1/15/23+(a)	86,984
231,762	Republic of Argentina, 7.82%, 12/31/33+(a)	119,910
13,939,060	Republic of South Africa, Series 2030, 8.00%, 1/31/30+(a)	860,905
2,470,000	Spain Government Bond, 0.60%, 10/31/29+(a)(f)	2,813,985
891,000	Spain Government Bond, Series 30Y, 2.70%, 10/31/48+(a)(f)	1,370,579

		25,099,932

Total Foreign Bonds (Cost $25,639,721)		25,598,648

Yankee Dollars (0.7%):
Banks (0.3%):
282,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100(a)	286,779
200,000	HSBC Holdings plc, 3.80% (US0003M+121 bps), 3/11/25, Callable 3/11/24 @ 100(a)	208,217

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]10

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$414,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), Callable 9/17/24 @ 100^(a)	$437,805
410,000	ING Groep NV, 4.10%, 10/2/23(a)	435,431
200,000	ING Groep NV, 6.00% (USSW5+445 bps), Callable 4/16/20 @ 100(a)	201,750
112,000	Mitsubishi UFJ Financial Group, Inc., 3.78%, 3/2/25(a)	119,142
737,000	Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23(a)	779,967

		2,469,091

Capital Markets (0.0%†):
207,000	UBS Group AG, 4.13%, 9/24/25(a)(f)	223,275

Diversified Financial Services (0.0%†):
80,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 11/7/19 @ 104(a)(f)	83,100
200,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(a)(f)	212,750

		295,850

Food Products (0.0%†):
208,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(a)(f)	210,462

Interactive Media & Services (0.0%†):
220,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100(a)	234,641

Paper & Forest Products (0.2%):
41,361	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(a)(c)(d)	41,361
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 11/7/19 @ 92(a)(c)(d)	730,672

		772,033

Pharmaceuticals (0.0%†):
258,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	264,524

Sovereign Bond (0.2%):
626,000	Republic of Argentina, 6.88%, 1/26/27(a)	262,137
614,000	Republic of Argentina, 5.88%, 1/11/28(a)	249,438

		511,575

Total Yankee Dollars (Cost $5,306,656)		4,981,451

U.S. Treasury Obligations (13.8%):
U.S. Treasury Bills (1.4%)
1,325,000	1.52%, 10/8/19(a)(g)	1,324,553
1,000,000	1.71%, 11/12/19(a)(g)	997,964
1,325,000	1.76%, 12/5/19(a)(g)	1,320,730
1,340,000	1.72%, 12/19/19(a)(g)	1,334,898
1,340,000	1.79%, 1/2/20(a)(g)	1,333,752

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$4,000,000	1.79%, 1/23/20(a)(g)	$3,977,263

		10,289,160

U.S. Treasury Bonds (1.1%)
8,001,600	2.25%, 8/15/49(a)	8,230,396

U.S. Treasury Inflation Index Notes (2.1%)
1,646,600	0.63%, 4/15/23(a)	1,714,110
13,660,300	0.50%, 4/15/24(a)	14,065,988

		15,780,098

U.S. Treasury Notes (9.2%)
3,680,000	1.50%, 11/30/19(i)	3,677,125
7,993,200	1.50%, 8/31/21(a)	7,970,719
20,091,300	1.50%, 9/15/22(a)	20,053,630
3,877,800	3.00%, 10/31/25(a)(b)	4,189,842
4,374,900	1.88%, 6/30/26(a)	4,446,676
7,858,200	1.88%, 7/31/26(a)	7,988,351
12,655,000	2.38%, 5/15/29(b)(i)	13,441,983
7,729,500	1.63%, 8/15/29(a)	7,695,683

		69,464,009

Total U.S. Treasury Obligations (Cost $102,581,522)		103,763,662

Purchased Options (0.0%†):
Total Purchased Options (Cost $1,719,908)		1,132,686

Purchased Currency Options (0.0%†):
Total Purchased Currency Options (Cost $294,258)		162,263

Purchased Swaptions (0.0%†):
Total Purchased Swaptions (Cost $194,845)		106,422

Purchased Interest Rate Cap (0.0%†):
Total Purchased Interest Rate Cap (Cost $120,131)		30,689

Exchange Traded Fund (0.1%):
4,087	SPDR Gold Trust(i)	567,562

Total Exchange Traded Fund (Cost $567,821)		567,562

Securities Held as Collateral for Securities on Loan (0.3%):
$2,259,468	BlackRock Liquidity FedFund, Institutional Shares (j)	2,259,468

Total Securities Held as Collateral for Securities on Loan (Cost $2,259,468)		2,259,468

Affiliated Investment Companies (44.9%):
Fixed Income Funds (27.3%):
18,050,097	AZL Enhanced Bond Index Fund	206,854,115
International Equity Funds (17.6%):
11,268,532	AZL MSCI Global Equity Index Fund	132,630,626

Total Affiliated Investment Companies (Cost $297,601,010)		339,484,741

Unaffiliated Investment Companies (0.4%):
Money Markets (0.4%):
3,352,147	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(g)(i)	3,352,147

Total Unaffiliated Investment Companies (Cost $3,352,147)		3,352,147

Total Investment Securities (Cost $648,206,097) - 95.5%		721,109,187
Net other assets (liabilities) - 4.5%		33,421,068

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]11

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Net Assets - 100.0%	$754,530,256

Percentages indicated are based on net assets as of September 30, 2019.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $2,154,609.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or a portion of this security has been pledged as collateral for open derivative positions.
(c)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.64% of the net assets of the fund.

(d)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.35% of the net assets of the fund.

(e)	Defaulted bond.
(f)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(g)	The rate represents the effective yield at September 30, 2019.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

Country	Percentage
Argentina	0.1%
Australia	0.3%
Bermuda	0.1%
Brazil	0.3%
Canada	0.6%
Cayman Islands	—%†
Chile	—%†
China	0.9%
Czech Republic	—%†
Denmark	0.1%
European Community	—%†
Finland	—%†
France	1.1%
Germany	1.0%
Hong Kong	0.4%
India	0.4%
Indonesia	0.1%
Ireland (Republic of)	0.1%
Italy	1.1%
Japan	4.8%
Jersey	—%†
Liberia	—%†
Luxembourg	—%†
Malaysia	—%†
Mexico	0.1%
Netherlands	0.9%
Panama	—%†
Portugal	—%†
Republic of Korea (South)	0.2%
Singapore	0.3%
South Africa	0.1%
Spain	0.9%
Sweden	—%†
Switzerland	0.6%
Taiwan, Province Of China	0.7%
Thailand	0.1%
Turkey	—%†
United Arab Emirates	0.1%
United Kingdom	1.3%
United States	83.3%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]12

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $37,941,897 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)(a)	12/20/19	3	$(116,227)	$(1,225)
Euro-Bund December Futures (Euro)(a)	12/6/19	7	(1,329,283)	251
Nasdaq 100 E-Mini December Futures (U.S. Dollar)(a)	12/20/19	6	(932,460)	13,170
Nikkei 225 Index December Futures (Japanese Yen)(a)	12/12/19	62	(6,269,679)	(187,132)
S&P 500 Index E-Mini December Futures (U.S. Dollar)(a)	12/20/19	21	(3,127,425)	(14,634)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)(a)	12/19/19	64	(8,340,000)	(32,013)

				$(221,583)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)(a)	12/20/19	17	851,615	(21,075)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	127	18,913,475	(156,969)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	144	18,765,000	(209,081)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)(a)	12/31/19	94	20,257,000	39,861
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)(a)	12/31/19	108	12,868,031	(2,507)

				$(349,771)

Total Net Futures Contracts				$(571,354)

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]13

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts for Differences (a)

At September 30, 2019, the Fund’s open over-the-counter equity contracts for differences were as follows:

Reference Entity	Counterparty	Long/ Short	Currency	Financing Rate	Expiration Date	Trade Notional	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AAC Technologies Holdings, Inc.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	1,500	$(14,234)	$6,296
Advanced Micro Devices, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	938	(27,153)	(39)
Akbank	JPMorgan Chase	Short	TRY	1.08%	12/30/39	656	(868)	(75)
Amoreg	JPMorgan Chase	Short	KRW	1.69%	12/30/39	173	(8,534)	(919)
Amorepacific Corp.	JPMorgan Chase	Short	KRW	1.69%	12/30/39	13	(1,411)	(115)
Aptiv plc	Citigroup	Short	USD	(0.18)%	12/30/39	197	(16,568)	(654)
Autohome, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	10	(843)	12
Autohome, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	423	(34,323)	(841)
Baker Hughes, a GE Co.	Citigroup	Short	USD	1.66%	12/30/39	57	(1,339)	17
BASF SE	JPMorgan Chase	Short	EUR	1.55%	12/30/39	341	(22,275)	(1,566)
Bim Birlesik Magazalar	JPMorgan Chase	Short	TRY	1.08%	12/30/39	919	(7,350)	(680)
BYD Electronic International Co., Ltd.	Citigroup	Short	HKD	(0.75)%	12/30/39	2,500	(3,779)	34
Cenovus Energy, Inc.	JPMorgan Chase	Short	CAD	1.58%	12/30/39	1,731	(16,317)	(4)
Centrais Eletr Bras-Eletrobras	JPMorgan Chase	Short	BRL	2.03%	12/30/39	496	(5,198)	182
Centrais Eletr Bras-Eletrobras	JPMorgan Chase	Short	BRL	1.54%	12/30/39	745	(7,591)	392
China Everbright International, Ltd.	Citigroup	Short	HKD	(0.31)%	12/30/39	17,000	(15,125)	2,022
China Everbright International, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	10,000	(8,251)	543
China Gas Holdings, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	2,400	(9,146)	(135)
China International Capital Corp., Ltd.	Citigroup	Short	HKD	(1.42)%	12/30/39	1,200	(2,440)	114
China Molybdenum, Ltd. H	Citigroup	Short	HKD	(0.83)%	12/30/39	30,000	(9,372)	(579)
China Southern Airlines, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	50,000	(34,027)	3,723
China State Construction International Holdings, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	46,000	(46,121)	2,858
China Vanke, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	200	(706)	9
ConAgra Brands, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	1,245	(36,522)	(1,674)
Concho Resources, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	122	(15,790)	7,506
Constellation Brands, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	113	(23,197)	(225)
Continental AG	Citigroup	Short	EUR	(0.26)%	12/30/39	210	(28,381)	1,515
Diamondback Energy, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	32	(3,171)	294
Electronic Arts, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	7	(679)	(6)
Familymart UNY Holdings, Ltd.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	600	(17,272)	2,574
FedEx Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	99	(14,564)	153
Ferrovial SA	Citigroup	Short	EUR	(0.25)%	12/30/39	201	(5,496)	(317)
Fox Corp.	JPMorgan Chase	Short	USD	1.66%	12/30/39	13	(409)	(2)
Fox Corp.	JPMorgan Chase	Short	USD	1.66%	12/30/39	154	(5,059)	203
Freeport McMoRan, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	2,829	(33,218)	6,145
Galaxy Entertainment Group, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	5,000	(31,915)	813
Geely Automobile Holdings, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	14,000	(22,747)	(1,009)
Hess Corp.	Citigroup	Short	USD	1.66%	12/30/39	43	(2,560)	(41)
Hormel Foods Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	990	(41,328)	(1,965)
Hotai Motor, Ltd.	Citigroup	Short	TWD	(1.00)%	12/30/39	1,000	(8,256)	(6,955)
Hyundai Heavy Industries, Ltd.	Citigroup	Short	KRW	(0.54)%	12/30/39	100	(10,914)	595
Hyundai Steel	JPMorgan Chase	Short	KRW	1.01%	12/30/39	175	(5,694)	1
Illumina, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	51	(14,026)	(1,490)
Industrias Penoles SAB de C.V.	Citigroup	Short	MXN	(0.50)%	12/30/39	145	(2,437)	516
Infineon Technologies AG	Citigroup	Short	EUR	(0.27)%	12/30/39	412	(7,373)	(44)
Iqiyi Ads Representing, Inc.	JPMorgan Chase	Short	USD	1.13%	12/30/39	2,419	(57,635)	18,616
Kuehne Und Nagel International	Citigroup	Short	CHF	(0.25)%	12/30/39	71	(10,283)	(174)
LG Display, Ltd.	JPMorgan Chase	Short	KRW	1.69%	12/30/39	1,053	(15,483)	3,046
LG Display, Ltd.	Citigroup	Short	KRW	(0.69)%	12/30/39	1,663	(23,925)	4,238
Linde plc	Citigroup	Short	USD	(0.18)%	12/30/39	103	(17,541)	(2,412)
Line Corp.	Citigroup	Short	JPY	(1.38)%	12/30/39	400	(14,249)	(129)
Line Corp.	Citigroup	Short	JPY	0.79%	12/30/39	600	(21,271)	(305)
Lojas Americanas	JPMorgan Chase	Short	BRL	1.54%	12/30/39	1,534	(6,886)	(490)
Lotte Corp.	Citigroup	Short	KRW	(0.75)%	12/30/39	354	(15,255)	4,584
Lotte Corp.	JPMorgan Chase	Short	KRW	1.09%	12/30/39	78	(2,990)	627
Lotte Shopping, Ltd.	JPMorgan Chase	Short	KRW	1.69%	12/30/39	32	(5,203)	1,794
Makita Corp.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	100	(5,131)	1,932
Mbank SA	JPMorgan Chase	Short	PLN	1.33%	12/30/39	6	(633)	119
Meituan Dianping	Citigroup	Short	HKD	(0.30)%	12/30/39	500	(4,277)	(833)

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]14

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Mercadolibre, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	12	(6,733)	118
Neste	JPMorgan Chase	Short	EUR	1.55%	12/30/39	184	(5,915)	(174)
Nine Dragons Paper Holdings, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	1,000	(875)	33
Nippon Paint Holdings Co., Ltd.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	200	(7,853)	(2,537)
Nucor Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	393	(20,202)	195
Oreilly Automotive, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	45	(17,325)	(608)
Pge Polska Grupa Energetyczna SA	JPMorgan Chase	Short	PLN	1.22%	12/30/39	1,895	(4,412)	657
Pinduoduo ADR Representing, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	440	(11,981)	(2,195)
Polskie Gornictwo Naftowe I Gazown	Citigroup	Short	PLN	(0.75)%	12/30/39	5,266	(7,103)	947
Renesas Electronics Corp.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	2,300	(13,187)	(1,779)
Santander Bank Polska SA	JPMorgan Chase	Short	PLN	1.33%	12/30/39	48	(4,468)	741
Saputo, Inc.	JPMorgan Chase	Short	CAD	1.62%	12/30/39	271	(8,413)	68
Shanghai Fosun Pharmaceutical	Citigroup	Short	HKD	(0.30)%	12/30/39	2,000	(5,753)	382
Sharp Corp.	Citigroup	Short	JPY	(0.88)%	12/30/39	800	(9,937)	1,117
Shenzhou International Group, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	1,000	(11,350)	(1,718)
Shopify Subordinate Voting, Inc. Cla	Citigroup	Short	CAD	(0.18)%	12/30/39	53	(16,898)	409
Shoprite Holdings, Ltd.	JPMorgan Chase	Short	ZAR	1.33%	12/30/39	1,751	(14,406)	215
SINA Corp.	JPMorgan Chase	Short	USD	1.66%	12/30/39	200	(8,243)	405
Sino Biopharmaceutical, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	28,000	(31,145)	(4,443)
SK Hynix, Inc.	JPMorgan Chase	Short	KRW	1.69%	12/30/39	142	(8,724)	(1,024)
Softbank Group Corp.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	100	(4,078)	157
Sony Corp.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	100	(2,314)	150
Southwest Airlines Co.	JPMorgan Chase	Short	USD	1.66%	12/30/39	411	(21,178)	(1,020)
Sprint Corp.	JPMorgan Chase	Short	USD	1.66%	12/30/39	359	(2,477)	262
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	1,200	(14,902)	(2,733)
Suzano SA	JPMorgan Chase	Short	BRL	1.65%	12/30/39	5,410	(43,641)	(21)
Ultrapar Participoes SA	JPMorgan Chase	Short	BRL	1.47%	12/30/39	1,262	(6,568)	994
Volkswagen AG	Citigroup	Short	EUR	(0.26)%	12/30/39	189	(31,564)	(938)
Xiaomi Corp.	Citigroup	Short	HKD	(1.50)%	12/30/39	37,600	(55,184)	12,972
ZTE Corp.	Citigroup	Short	HKD	(1.32)%	12/30/39	2,600	(8,560)	1,655
Zto Express Cayman ADR Representin	Citigroup	Short	USD	(0.18)%	12/30/39	1,193	(23,868)	(1,579)

							$(1,253,998)	$48,503

Option Contracts(a)

At September 30, 2019, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
Agilent Technologies, Inc.	Nomura	Call	71.00 USD	1/17/20	5,449	$386,879	$43,429
Alibaba Group Holding, Ltd.	Citigroup	Call	167.00 USD	11/22/19	2,785	465,095	24,717
Alibaba Group Holding, Ltd.	Bank of America	Call	162.50 USD	1/17/20	2,397	389,513	35,214
Alphabet, Inc.	JPMorgan Chase	Call	1315.00 USD	1/17/20	756	994,140	19,947
BP plc	Nomura	Call	45.00 USD	1/17/20	33,538	1,509,210	2,607
CVS Health Corp.	JPMorgan Chase	Call	78.50 USD	1/17/20	4,950	388,575	850
DAX DE 03/20/20 C13600	Goldman Sachs	Call	13600.00 EUR	3/20/20	41	557,600	3,061
Deutsche Boerse AG	Goldman Sachs	Call	13700.00 EUR	12/20/19	171	2,342,700	848
Deutsche Boerse AG	Credit Suisse First Boston	Call	14000.00 EUR	3/20/20	52	728,000	1,305
Emerson Electric Co.	Bank of America	Call	65.00 USD	12/20/19	12,814	832,910	50,464
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3600.00 EUR	10/18/19	271	975,600	6,850
EURO STOXX 50 Index	Goldman Sachs	Call	3750.00 EUR	12/20/19	201	753,750	3,792
EURO STOXX 50 Index	Goldman Sachs	Call	3850.00 EUR	12/20/19	1,086	4,181,100	5,374
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3600.00 EUR	3/20/20	108	388,800	13,279
EURO STOXX 50 Index	Goldman Sachs	Call	3800.00 EUR	3/20/20	145	551,000	5,462
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3900.00 EUR	3/20/20	238	928,200	3,994
EURO STOXX 50 Index	Barclays Bank	Call	110.00 EUR	3/19/21	4,979	547,690	9,576
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3600.00 EUR	11/15/19	1,399	5,036,400	72,949
EURO STOXX 70 Index	UBS Warburg	Call	110.00 EUR	6/18/21	6,330	696,300	11,473
Facebook, Inc.	UBS Warburg	Call	195.00 USD	12/20/19	6,440	1,255,800	26,121
FedEx Corp.	Citigroup	Call	170.00 USD	10/18/19	2,567	436,390	83
FedEx Corp.	Credit Suisse First Boston	Call	162.00 USD	1/17/20	5,587	905,094	18,809
German Stock Index	Goldman Sachs	Call	13300.00 EUR	12/20/19	50	665,000	1,604
Halliburton Co.	Citigroup	Call	50.00 USD	1/17/20	13,346	667,300	–
J.P. Morgan Chase & Co.	Citigroup	Call	114.50 USD	1/17/20	4,968	568,836	33,820
Johnson & Johnson	Bank of America	Call	155.00 USD	1/17/20	5,018	777,790	771
Kroger Co. (The)	Nomura	Call	26.00 USD	10/18/19	19,813	515,138	9,030

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]15

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Lowe’s Cos., Inc.	Nomura	Call	112.00 USD	11/15/19	6,515	729,680	15,305
Lowe’s Cos., Inc.	Nomura	Call	98.00 USD	1/17/20	4,470	438,060	63,748
Nasdaq 100 Stock Index	Bank of America	Call	7900.00 USD	10/18/19	98	774,200	4,836
Qualcomm, Inc.	Morgan Stanley	Call	70.00 USD	10/18/19	6,695	468,650	45,482
Qualcomm, Inc.	Citigroup	Call	71.00 USD	1/17/20	7,025	498,775	57,859
S&P 500 Index	Societe Generale	Call	3050.00 USD	10/18/19	803	2,449,150	5,950
Schlumberger, Ltd.	UBS Warburg	Call	70.00 USD	1/17/20	11,244	787,080	2
SPDR Gold Shares(c)	Societe Generale	Call	136.00 USD	10/18/19	9,847	1,339,192	36,176
SPDR Gold Shares(c)	JPMorgan Chase	Call	143.00 USD	10/18/19	6,680	955,240	3,987
SPDR Gold Shares(c)	Societe Generale	Call	138.00 USD	11/15/19	13,198	1,821,324	43,837
SPDR Gold Shares(c)	Societe Generale	Call	145.00 USD	11/15/19	10,023	1,453,335	10,804
SPDR Gold Shares(c)	Societe Generale	Call	147.50 USD	11/15/19	10,027	1,478,983	7,364
SPDR Gold Shares(c)	Societe Generale	Call	146.00 USD	12/20/19	22,708	3,315,368	39,709
SPDR Gold Shares(c)	Morgan Stanley	Call	147.50 USD	12/31/19	3,344	493,240	5,686
SPDR Gold Shares(c)	Societe Generale	Call	147.50 USD	1/17/20	13,351	1,969,273	27,103
SPDR Gold Shares(c)	Morgan Stanley	Call	147.50 USD	1/17/20	6,679	985,153	13,559
SPDR S&P 500 ETF Trust	Goldman Sachs	Call	325.00 USD	11/15/19	336,013	109,204,225	19,913
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33 JPY	3/13/20	14,063	66,888,269	792
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24 JPY	9/11/20	11,381	54,813,627	2,448
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87 JPY	12/11/20	11,358	55,595,933	2,671
Taiwan Semiconductor Manufacturing Co., Ltd.	Credit Suisse First Boston	Call	46.00 USD	1/17/20	19,482	896,172	58,671

Total (Cost $1,429,634)							$871,331

At September 30, 2019, the Fund’s over-the-counter options written were as follows:
Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
Agilent Technologies, Inc.	Nomura	Call	81.00 USD	1/17/20	5,449	$441,369	$(12,837)
Alibaba Group Holding, Ltd.	Citigroup	Call	195.00 USD	11/22/19	2,785	543,075	(3,154)
Alibaba Group Holding, Ltd.	Bank of America	Call	202.50 USD	1/17/20	2,397	485,393	(4,497)
Comcast Corp.	Citigroup	Call	37.50 USD	1/17/20	12,216	458,100	(96,687)
Emerson Electric Co.	Bank of America	Call	75.00 USD	12/20/19	12,814	961,050	(5,965)
EURO STOXX 70 Index	UBS Warburg	Call	135.00 EUR	6/18/21	6,330	854,550	(2,455)
Facebook, Inc.	UBS Warburg	Call	225.00 USD	12/20/19	6,440	1,449,000	(2,674)
FedEx Corp.	Credit Suisse First Boston	Call	190.00 USD	1/17/20	5,587	1,061,530	(2,160)
J.P. Morgan Chase & Co.	Citigroup	Call	125.50 USD	1/17/20	4,968	623,484	(8,585)
Kroger Co. (The)	Nomura	Call	28.50 USD	10/18/19	19,813	564,671	(498)
Lowe’s Cos., Inc.	Nomura	Call	125.00 USD	11/15/19	6,515	814,375	(753)
Lowe’s Cos., Inc.	Nomura	Call	115.00 USD	1/17/20	4,470	514,050	(17,670)
Qualcomm, Inc.	Morgan Stanley	Call	85.00 USD	10/18/19	6,695	569,075	(455)
Qualcomm, Inc.	Citigroup	Call	86.00 USD	1/17/20	7,025	604,150	(10,923)
SPDR S&P 500 ETF Trust	Goldman Sachs	Call	330.00 USD	11/15/19	336,013	110,884,290	(10,372)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90 JPY	3/13/20	14,063	79,876,434	(14)
Taiwan Semiconductor Manufacturing Co., Ltd.	Credit Suisse First Boston	Call	51.00 USD	1/17/20	19,482	993,582	(19,809)
Agilent Technologies, Inc.	Nomura	Put	61.00 USD	1/17/20	4,744	289,384	(2,758)
Alibaba Group Holding, Ltd.	Citigroup	Put	140.00 USD	11/22/19	1,810	253,400	(2,065)
Alibaba Group Holding, Ltd.	Bank of America	Put	135.00 USD	1/17/20	1,598	215,730	(3,234)
Bank of America Corp.	Citigroup	Put	28.50 USD	10/11/19	5,902	168,207	(1,847)
BP plc	Nomura	Put	36.00 USD	1/17/20	33,538	1,207,368	(34,741)
Citigroup, Inc.	JPMorgan Chase	Put	67.00 USD	10/11/19	3,354	224,718	(2,143)
CVS Health Corp.	JPMorgan Chase	Put	56.00 USD	1/17/20	4,950	277,200	(5,580)
Emerson Electric Co.	Bank of America	Put	55.00 USD	12/20/19	6,408	352,440	(2,813)
EURO STOXX 50 Index	UBS Warburg	Put	106.38 EUR	6/18/21	4,268	454,030	(141,402)
EURO STOXX 50 Price Index	Credit Suisse First Boston	Put	3325.00 EUR	11/15/19	933	3,102,225	(20,596)
EURO STOXX Bank Index	Barclays Bank	Put	110.23 EUR	3/19/21	4,201	463,076	(139,822)
FedEx Corp.	Credit Suisse First Boston	Put	130.00 USD	1/17/20	3,156	410,280	(12,119)
Johnson & Johnson	Bank of America	Put	109.00 USD	1/17/20	5,018	546,962	(4,609)
Kroger Co. (The)	Nomura	Put	21.00 USD	1/17/20	6,401	134,421	(2,070)
Qualcomm, Inc.	Citigroup	Put	57.00 USD	1/17/20	3,513	200,241	(2,109)
S&P 500 Index	Societe Generale	Put	2875.00 USD	10/18/19	400	1,150,000	(5,522)

SPDR Gold Shares(c)	Morgan Stanley	Put	136.00 USD	12/31/19	1,338	181,968	(2,789)
SPDR Gold Shares(c)	Morgan Stanley	Put	134.00 USD	1/17/20	3,340	447,560	(5,339)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77 JPY	3/13/20	14,063	53,900,245	(36,639)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96 JPY	9/11/20	7,587	28,989,624	(28,509)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60 JPY	12/11/20	7,573	28,675,922	(32,344)

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]16

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Taiwan Semiconductor Manufacturing Co., Ltd.	Credit Suisse First Boston	Put	39.00 USD	1/17/20	9,741	379,899	(6,177)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59 JPY	12/13/19	269,219	42,157,003	(37,306)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59 JPY	12/13/19	509,036	79,709,947	(70,527)
Tokyo Stock Exchange Price Index	BNP Paribas	Put	155.80 JPY	3/13/20	363,317	56,604,789	(53,957)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82 JPY	4/10/20	323,621	51,073,866	(60,028)

Total (Premiums $796,018)							$(916,553)

At September 30, 2019, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
Deutsche Boerse AG Stock Index	Call	13700.00 EUR	12/20/19	171	$2,342,700	$773
EURO STOXX 50 Price Index	Call	3850.00 EUR	12/20/19	1,089	4,192,650	5,103
iShares Russell 2000 ETF	Call	162.00 USD	12/31/19	39	6,318	5,402
SPDR S&P 500 ETF Trust	Call	303.00 USD	10/18/19	50	15,150	5,075
SPDR S&P 500 ETF Trust	Call	300.00 USD	10/28/19	555	166,500	178,433
SPDR S&P 500 ETF Trust	Call	305.00 USD	11/15/19	45	13,725	10,935
SPDR S&P 500 ETF Trust	Call	305.00 USD	12/20/19	34	10,370	16,371
SPDR S&P 500 ETF Trust	Call	307.00 USD	1/17/20	79	24,253	39,263

Total (Cost $290,274)						$261,355

At September 30, 2019, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
SPDR Gold Shares(c)	Call	153.00 USD	10/18/19	67	$10,251	$(369)
SPDR Gold Shares(c)	Call	155.00 USD	11/15/19	99	15,345	(2,425)
Agilent Technologies, Inc.	Put	70.00 USD	11/15/19	36	2,520	(2,808)
Amazon.com, Inc.	Put	1630.00 USD	12/20/19	2	3,260	(9,085)
Apple, Inc.	Put	200.00 USD	12/20/19	11	2,200	(3,933)
Bank of America Corp.	Put	27.00 USD	12/20/19	72	1,944	(4,716)
Citigroup, Inc.	Put	62.50 USD	12/20/19	34	2,125	(4,488)
Emerson Electric Co.	Put	60.00 USD	12/20/19	29	1,740	(2,900)
Fleetcor Technologies, Inc.	Put	270.00 USD	11/15/19	7	1,890	(5,250)
Invesco QQQ Trust	Put	178.00 USD	10/18/19	67	11,926	(4,020)
iShares Russell 2000 ETF	Put	140.00 USD	12/31/19	39	5,460	(9,399)
JPMorgan Chase & Co.	Put	105.00 USD	12/20/19	27	2,835	(3,550)
Merck & Co., Inc.	Put	75.00 USD	11/15/19	40	3,000	(1,940)
Microsoft Corp.	Put	130.00 USD	11/15/19	7	910	(1,421)
Microsoft Corp.	Put	125.00 USD	12/20/19	18	2,250	(3,870)
SPDR Gold Shares(c)	Put	134.00 USD	12/20/19	107	14,338	(13,215)
SPDR Gold Shares(c)	Put	133.00 USD	1/17/20	67	8,911	(8,777)
SPDR S&P 500 ETF Trust	Put	280.00 USD	12/20/19	34	9,520	(14,212)
Wells Fargo & Co.	Put	45.00 USD	11/15/19	76	3,420	(2,318)

Total (Premiums $112,719)						$(98,696)

At September 30, 2019, the Fund’s over-the-counter currency options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (GBP/USD)	UBS Warburg	Call	1.34 GBP	10/08/19	$63,230	$4
United States Dollar Call Currency Option (USD/JPY)	Deutsche Bank	Call	109.50 USD	12/20/19	26,760	11,297
Japanese Yen Put Currency Option (JPY/USD)	BNP Paribas	Put	106.00 USD	12/17/19	82,760	60,745
Japanese Yen Put Currency Option (JPY/USD)	UBS Warburg	Put	102.00 USD	3/11/20	45,490	27,653
United States Dollar Put Currency Option (USD/EUR)	Morgan Stanley	Put	1.08 EUR	3/17/20	51,740	46,241
United States Dollar Put Currency Option (USD/EUR)	Bank of America	Put	1.12 EUR	7/23/20	5,480	13,507
United States Dollar Put Currency Option (USD/GBP)	Morgan Stanley	Put	1.25 GBP	10/08/19	1,358	2,816

Total (Cost $294,258)						$162,263

At September 30, 2019, the Fund’s over-the-counter currency options written were as follows:

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]17

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (GBP/USD)	Morgan Stanley	Call	1.34 GBP	10/08/19	$(1,358)	$–
European Dollar Call Currency Option (EUR/USD)	Morgan Stanley	Call	1.15 EUR	3/17/20	(51,740)	(18,916)
United States Dollar Call Currency Option (USD/BRL)	Deutsche Bank	Call	3.82 USD	10/10/19	(7,920)	(63,449)
United States Dollar Call Currency Option (USD/MXN)	Morgan Stanley	Call	21.50 USD	3/05/20	(15,710)	(16,827)
United States Dollar Call Currency Option (USD/ZAR)	Morgan Stanley	Call	15.50 USD	12/12/19	(13,340)	(29,728)
Japanese Yen Put Currency Option (JPY/USD)	BNP Paribas	Put	102.00 USD	12/17/19	(82,760)	(16,447)
Japanese Yen Put Currency Option (JPY/USD)	UBS Warburg	Put	99.00 USD	3/11/20	(45,490)	(14,516)
South African Put Currency Option (ZAR/USD)	Morgan Stanley	Put	14.00 USD	12/12/19	(13,340)	(2,877)
United States Dollar Put Currency Option (USD/GBP)	UBS Warburg	Put	1.25 GBP	10/08/19	(63,230)	(131,095)

Total (Premiums $215,533)						$(293,855)

At September 30, 2019, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)

3-Month U.S. Dollar LIBOR	Quarterly	1.45%	Semi-annually	10/9/19	Goldman Sachs	1,967	USD	$26,106	$(86,038)
1.56%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	11/6/19	Citigroup	546	USD	18,471	(8,831)
1.53%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	11/27/19	Morgan Stanley	386	USD	18,600	7,007
1.53%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	11/27/19	Morgan Stanley	154	USD	7,405	2,789
3-Month U.S. Dollar LIBOR	Quarterly	1.08%	Semi-annually	8/13/20	Bank of America	223	USD	20,965	936
2.08%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	8/13/20	Bank of America	223	USD	14,875	(4,286)

Total (Cost $194,845)								$106,422	$(88,423)

At September 30, 2019, the Fund’s open over-the-counter interest rate swaptions written were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)

1.2%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	10/9/19	Goldman Sachs	(1,967)	USD	$(547)	$42,277
3-Month U.S. Dollar LIBOR	Quarterly	1.66%	Semi-annually	11/6/19	Citigroup	(546)	USD	(9,633)	7,841
3-Month U.S. Dollar LIBOR	Quarterly	1.76%	Semi-annually	11/6/19	Citigroup	(546)	USD	(4,484)	6,983
1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	12/27/19	Goldman Sachs	(239)	USD	(21,468)	(3,619)
3-Month U.S. Dollar LIBOR	Quarterly	1.88%	Semi-annually	8/13/20	Bank of America	(1,101)	USD	(17,045)	4,014
0.88%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	8/13/20	Bank of America	(1,101)	USD	(19,201)	4,857

Total (Premiums $(134,730))								$(72,378)	$62,353

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]18

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

At September 30, 2019, the Fund’s open interest rate cap contracts purchased were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	2/27/20	$30,932,000	$40,212	$4,550	$(35,661)
2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	8/27/20	$31,341,000	79,919	26,139	(53,781)

					$120,131	$30,689	$(89,442)

Forward Currency Contracts(a)

At September 30, 2019, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	38,281	Japanese Yen	4,104,000	JPMorgan Chase	10/3/19	$311
U.S. Dollar	1,948,716	British Pound	1,554,000	Bank of America	10/8/19	37,742
U.S. Dollar	1,520,119	Japanese Yen	162,785,000	Deutsche Bank	10/24/19	11,682
U.S. Dollar	577,241	Australian Dollar	822,000	Citigroup	10/31/19	21,907
U.S. Dollar	2,622,486	European Euro	2,336,238	Goldman Sachs	11/1/19	69,865
U.S. Dollar	4,901,115	European Euro	4,385,000	UBS Warburg	11/1/19	109,975
British Pound	1,367,000	U.S. Dollar	1,656,770	JPMorgan Chase	11/22/19	27,178
British Pound	712,000	U.S. Dollar	867,431	JPMorgan Chase	12/5/19	10,139
U.S. Dollar	665,000	Chilean Peso	477,802,499	Deutsche Bank	12/6/19	8,428
U.S. Dollar	274,000	Chilean Peso	196,863,361	Morgan Stanley	12/6/19	3,480

						$300,707

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	207,050,000	U.S. Dollar	1,923,886	Goldman Sachs	10/3/19	$(8,278)
U.S. Dollar	1,940,723	British Pound	1,581,000	BNP Paribas	10/8/19	(3,454)
British Pound	1,531,000	U.S. Dollar	1,911,908	Morgan Stanley	10/8/19	(29,217)
Japanese Yen	394,181,000	U.S. Dollar	3,670,952	Goldman Sachs	10/24/19	(18,298)
South African Rand	8,144,000	U.S. Dollar	579,020	Barclays Bank	10/31/19	(43,346)
European Euro	1,033,000	U.S. Dollar	1,158,579	Bank of America	11/1/19	(29,902)
European Euro	836,238	U.S. Dollar	933,566	Bank of America	11/1/19	(19,875)
European Euro	832,000	U.S. Dollar	929,086	Citigroup	11/1/19	(20,026)
European Euro	2,350,000	U.S. Dollar	2,656,828	Deutsche Bank	11/1/19	(89,170)
European Euro	837,000	U.S. Dollar	941,682	Morgan Stanley	11/1/19	(27,159)
European Euro	833,000	U.S. Dollar	936,492	UBS Warburg	11/1/19	(26,339)
Swiss Franc	111,505	U.S. Dollar	115,000	BNP Paribas	11/8/19	(2,852)
Swiss Franc	808,935	U.S. Dollar	835,000	UBS Warburg	11/8/19	(21,403)
Japanese Yen	200,669,925	U.S. Dollar	1,894,000	Morgan Stanley	11/15/19	(31,927)
Japanese Yen	303,096,000	U.S. Dollar	2,880,991	JPMorgan Chase	11/22/19	(67,325)
U.S. Dollar	930,786	Indian Rupee	67,294,000	JPMorgan Chase	11/22/19	(13,545)
European Euro	677,000	U.S. Dollar	753,969	UBS Warburg	11/22/19	(13,256)
U.S. Dollar	373,000	South African Rand	5,763,596	BNP Paribas	12/3/19	(4,575)
European Euro	1,020,000	U.S. Dollar	1,133,640	Morgan Stanley	12/3/19	(16,716)
European Euro	850,000	U.S. Dollar	941,684	Morgan Stanley	12/3/19	(10,914)
U.S. Dollar	946,422	Singapore Dollar	1,316,000	Bank of America	12/5/19	(6,742)
European Euro	1,352,000	U.S. Dollar	1,506,696	Morgan Stanley	12/5/19	(25,943)
Japanese Yen	100,283,041	U.S. Dollar	949,000	Morgan Stanley	12/5/19	(17,071)
New Zealand Dollar	601,000	U.S. Dollar	380,776	UBS Warburg	12/5/19	(3,983)
Swiss Franc	916,946	U.S. Dollar	946,000	BNP Paribas	12/6/19	(21,589)
U.S. Dollar	1,042,000	Brazilian Real	4,357,644	Credit Suisse First Boston	12/6/19	(2,525)
New Zealand Dollar	598,000	U.S. Dollar	380,816	Goldman Sachs	12/6/19	(5,896)
New Zealand Dollar	599,000	U.S. Dollar	382,768	Goldman Sachs	12/6/19	(7,221)
Norwegian Krone	5,819,000	U.S. Dollar	666,049	JPMorgan Chase	12/6/19	(25,491)
European Euro	856,000	U.S. Dollar	942,846	UBS Warburg	12/6/19	(5,239)
European Euro	2,394,000	U.S. Dollar	2,644,721	Goldman Sachs	12/10/19	(21,490)
Japanese Yen	179,954,307	U.S. Dollar	1,703,000	Morgan Stanley	12/10/19	(29,771)

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]19

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

European Euro	1,205,000	U.S. Dollar	1,328,925	Morgan Stanley	12/13/19	(8,167)
New Zealand Dollar	593,000	U.S. Dollar	381,231	UBS Warburg	12/16/19	(9,365)
U.S. Dollar	1,645,000	Japanese Yen	176,880,270	BNP Paribas	12/18/19	(1,086)
U.S. Dollar	257,000	Japanese Yen	27,645,310	Goldman Sachs	12/18/19	(273)
European Euro	2,328,039	U.S. Dollar	2,584,240	Morgan Stanley	12/18/19	(31,346)
South African Rand	14,894,000	U.S. Dollar	997,422	Morgan Stanley	12/19/19	(23,800)

						$(744,575)

Total Net Forward Currency Contracts						$(443,868)

Swap Agreements(a)

At September 30, 2019, the Fund’s open centrally cleared credit default swap agreements (sell protection) were as follows:

Description	Payment Frequency	Implied Credit Spread at September 30, 2019(d)	Expiration Date	Notional Amount(e)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 32	Quarterly	3.27%	6/20/24	$641,194	5.00%	$43,009	$37,064	$5,945

						$43,009	$37,064	$5,945

At September 30, 2019, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)

3-Month CAD LIBOR	Quarterly	1.91%	Semi-annually	7/9/21	6,372,312	CAD	$—	$1,703	$1,703
3-Month CAD LIBOR	Quarterly	1.91%	Semi-annually	7/9/21	5,670,000	CAD	—	1,515	1,515
3-Month CAD LIBOR	Quarterly	1.91%	Semi-annually	7/9/21	950,000	CAD	—	218	218
1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	9/27/24	3,564,458	USD	46	(6,931)	(6,977)
3-Month U.S. Dollar LIBOR	Quarterly	1.28%	Semi-annually	11/29/24	1,932,000	USD	—	(19,238)	(19,238)
3-Month U.S. Dollar LIBOR	Quarterly	1.28%	Semi-annually	11/29/24	769,000	USD	—	(7,657)	(7,657)

								$(30,390)	$(30,436)

At September 30, 2019, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Financing Rate	Description	Expiration Date	Counterparty	Notional Amount (Local)		Value and Unrealized Appreciation/ (Depreciation)
Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	83,956	USD	$19,119
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas	109,238	USD	23,850

							$42,969

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
(c)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(d)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

[825832.2404TX]20

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

(e)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

[788154.2435TX]1

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):

Domestic Equity Funds (44.8%):
2,429,611	AZL DFA U.S. Core Equity Fund	$32,653,974
809,258	AZL DFA U.S. Small Cap Fund	9,257,914

		41,911,888

Fixed Income Funds (38.2%):
3,422,699	AZL DFA Five-Year Global Fixed Income Fund	35,596,066

International Equity Funds (12.0%):
1,106,861	AZL DFA International Core Equity Fund	11,256,774

Total Affiliated Investment Companies (Cost $79,659,712)		88,764,728

Total Investment Securities (Cost $79,659,712) - 95.0%		88,764,728
Net other assets (liabilities) - 5.0%		4,688,278

Net Assets - 100.0%		$93,453,006

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788154.2435TX]2

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $4,672,727 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	18	$2,680,650	$(22,839)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	14	1,824,375	(20,697)

				$(43,536)

See accompanying notes to the schedules of portfolio investments.

[788163.2406TX]1

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.1%):

Balanced Funds (95.1%):
17,931,932	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$247,281,346

Total Affiliated Investment Company (Cost $225,026,451)		247,281,346

Total Investment Securities (Cost $225,026,451) - 95.1%		247,281,346
Net other assets (liabilities) - 4.9%		12,771,664

Net Assets - 100.0%		$260,053,010

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788163.2406TX]2

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $13,006,958 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	35	$5,212,375	$(40,999)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	59	7,688,438	(85,512)

				$(126,511)

See accompanying notes to the schedules of portfolio investments.

[788332.2397TX]1

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):

Domestic Equity Funds (29.9%):
2,096,260	AZL DFA U.S. Core Equity Fund	$28,173,731
1,213,505	AZL DFA U.S. Small Cap Fund	13,882,492
1,411,200	AZL Gateway Fund	18,952,420
2,307,049	AZL Mid Cap Index Fund, Class 2	51,424,113
3,517,567	AZL Russell 1000 Growth Index Fund, Class 2	58,321,259
6,588,804	AZL Russell 1000 Value Index Fund, Class 2	86,774,551
1,682,443	AZL Small Cap Stock Index Fund, Class 2	23,150,410

		280,678,976

Fixed Income Funds (47.8%):
6,170,285	AZL Enhanced Bond Index Fund	70,711,464
8,774,780	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	94,153,390
8,709,778	AZL MetWest Total Return Bond Fund	94,065,603
4,416,531	PIMCO VIT Income Portfolio	47,301,044
4,621,058	PIMCO VIT Low Duration Portfolio	47,319,633
8,483,992	PIMCO VIT Total Return Portfolio	94,341,995

		447,893,129

International Equity Funds (17.4%):
3,220,626	AZL DFA International Core Equity Fund	32,753,765
5,687,887	AZL International Index Fund, Class 2	91,347,470
5,273,549	AZL MSCI Emerging Markets Equity Index Fund, Class 2	38,813,319

		162,914,554

Total Affiliated Investment Companies (Cost $823,654,871)		891,486,659

Total Investment Securities (Cost $823,654,871) - 95.1%		891,486,659
Net other assets (liabilities) - 4.9%		46,032,614

Net Assets - 100.0%		$937,519,273

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788332.2397TX]2

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $46,902,953 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	157	$23,381,225	$(195,075)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	179	23,325,938	(257,962)

				$(453,037)

See accompanying notes to the schedules of portfolio investments.

[788360.2396TX]1

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.2%):

Domestic Equity Funds (22.3%):
281,924	AZL DFA U.S. Core Equity Fund	$3,789,053
221,306	AZL DFA U.S. Small Cap Fund	2,531,735
280,822	AZL Gateway Fund	3,771,436
447,976	AZL Mid Cap Index Fund, Class 2	9,985,392
771,705	AZL Russell 1000 Growth Index Fund, Class 2	12,794,874
1,351,924	AZL Russell 1000 Value Index Fund, Class 2	17,804,838
361,939	AZL Small Cap Stock Index Fund, Class 2	4,980,282

		55,657,610

Fixed Income Funds (61.9%):
2,119,781	AZL Enhanced Bond Index Fund	24,292,685
3,020,714	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	32,412,264
3,000,941	AZL MetWest Total Return Bond Fund	32,410,162
1,399,574	PIMCO VIT Income Portfolio	14,989,442
1,706,281	PIMCO VIT Low Duration Portfolio	17,472,317
2,924,499	PIMCO VIT Total Return Portfolio	32,520,434

		154,097,304

International Equity Funds (11.0%):
616,259	AZL DFA International Core Equity Fund	6,267,349
972,320	AZL International Index Fund, Class 2	15,615,467
764,954	AZL MSCI Emerging Markets Equity Index Fund, Class 2	5,630,059

		27,512,875

Total Affiliated Investment Companies (Cost $222,782,558)		237,267,789

Total Investment Securities (Cost $222,782,558) - 95.2%		237,267,789
Net other assets (liabilities) - 4.8%		12,089,519

Net Assets - 100.0%		$249,357,308

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788360.2396TX]2

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $12,475,882 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	29	$4,318,825	$(36,741)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	62	8,079,375	(88,461)

				$(125,202)

See accompanying notes to the schedules of portfolio investments.

[788354.2398TX]1

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):

Domestic Equity Funds (35.5%):
3,734,143	AZL DFA U.S. Core Equity Fund	$50,186,881
3,489,668	AZL DFA U.S. Small Cap Fund	39,921,804
3,750,798	AZL Gateway Fund	50,373,217
6,256,743	AZL Mid Cap Index Fund, Class 2	139,462,802
8,997,017	AZL Russell 1000 Growth Index Fund, Class 2	149,170,535
16,691,160	AZL Russell 1000 Value Index Fund, Class 2	219,822,576
4,309,736	AZL Small Cap Stock Index Fund, Class 2	59,301,969

		708,239,784

Fixed Income Funds (38.2%):
10,929,261	AZL Enhanced Bond Index Fund	125,249,333
15,386,347	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	165,095,502
15,272,363	AZL MetWest Total Return Bond Fund	164,941,520
7,520,083	PIMCO VIT Income Portfolio	80,540,092
5,905,940	PIMCO VIT Low Duration Portfolio	60,476,824
14,840,377	PIMCO VIT Total Return Portfolio	165,024,996

		761,328,267

International Equity Funds (21.3%):
9,819,240	AZL DFA International Core Equity Fund	99,861,675
13,673,960	AZL International Index Fund, Class 2	219,603,798
14,490,396	AZL MSCI Emerging Markets Equity Index Fund, Class 2	106,649,315

		426,114,788

Total Affiliated Investment Companies (Cost $1,742,616,276)		1,895,682,839

Total Investment Securities (Cost $1,742,616,276) - 95.0%		1,895,682,839
Net other assets (liabilities) - 5.0%		98,968,489

Net Assets - 100.0%		$1,994,651,328

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788354.2398TX]2

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $99,749,305 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	402	$59,867,850	$(500,233)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	305	39,745,313	(434,872)

				$(935,105)

See accompanying notes to the schedules of portfolio investments.

[788363.2403TX]1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.2%):

Domestic Equity Funds (52.6%):
13,103,345	AZL Mid Cap Index Fund, Class 2	$292,073,555
53,617,676	AZL S&P 500 Index Fund, Class 2	940,990,219
10,278,241	AZL Small Cap Stock Index Fund, Class 2	141,428,603

		1,374,492,377

Fixed Income Funds (23.4%):
53,489,296	AZL Enhanced Bond Index Fund	612,987,328

International Equity Funds (19.2%):
31,229,421	AZL International Index Fund, Class 2	501,544,498

Total Affiliated Investment Companies (Cost $2,098,534,637)		2,489,024,203

Total Investment Securities (Cost $2,098,534,637) - 95.2%		2,489,024,203
Net other assets (liabilities) - 4.8%		126,219,980

Net Assets - 100.0%		$2,615,244,183

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788363.2403TX]2

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $127,683,505 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	643	$95,758,775	$(892,469)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	244	31,796,250	(334,654)

				$(1,227,123)

See accompanying notes to the schedules of portfolio investments.

[788366.2405TX]1

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):

Domestic Equity Funds (41.9%):
2,110,030	AZL Mid Cap Index Fund, Class 2	$47,032,575
8,495,066	AZL S&P 500 Index Fund, Class 2	149,088,413
1,686,201	AZL Small Cap Stock Index Fund, Class 2	23,202,125

		219,323,113

Fixed Income Funds (38.2%):
17,363,814	AZL Enhanced Bond Index Fund	198,989,314

International Equity Funds (15.0%):
4,892,010	AZL International Index Fund, Class 2	78,565,674

Total Affiliated Investment Companies (Cost $435,280,971)		496,878,101

Unaffiliated Investment Companies (0.0%†):

Money Markets (0.00%†):
132,664	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares (a)	132,664

Total Unaffiliated Investment Companies (Cost $132,664)		132,664

Total Investment Securities (Cost $435,413,635) - 95.1%		497,010,765
Net other assets (liabilities) - 4.9%		25,654,679

Net Assets - 100.0%		$522,665,444

Percentages indicated are based on net assets as of September 30, 2019.

†	Represents less than 0.05%.
(a)	The rate represents the effective yield at September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788366.2405TX]2

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $26,153,133 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	105	$15,637,125	$(129,223)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	80	10,425,000	(113,406)

				$(242,629)

See accompanying notes to the schedules of portfolio investments.

[788370.2407TX]1

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):

Domestic Equity Funds (77.1%):
19,515,127	AZL S&P 500 Index Fund, Class 2	$342,490,485
31,741,651	AZL T. Rowe Price Capital Appreciation Fund	633,880,773

		976,371,258

Fixed Income Funds (17.9%):
19,777,508	AZL Enhanced Bond Index Fund	226,650,244

Total Affiliated Investment Companies (Cost $998,943,866)		1,203,021,502

Unaffiliated Investment Companies (0.0%†):

Money Markets (0.0%†):
258,327	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83% (a)	258,327

Total Unaffiliated Investment Companies (Cost $258,327)		258,327

Total Investment Securities (Cost $999,202,193) - 95.0%		1,203,279,829
Net other assets (liabilities) - 5.0%		62,977,823

Net Assets - 100.0%		$1,266,257,652

Percentages indicated are based on net assets as of September 30, 2019.

†	Represents less than 0.05%.
(a)	The rate represents the effective yield at September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

[788370.2407TX]2

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $63,290,108 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	255	$37,975,875	$(319,488)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	193	25,150,313	(278,722)

				$(598,210)

See accompanying notes to the schedules of portfolio investments.

[822181.NOTES]1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

1. Significant Accounting Policies

Consolidation of Subsidiaries

During the period ended September 30, 2019, the AZL MVP BlackRock Global Strategy Plus Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of September 30, 2019, the AZL MVP BlackRock Global Strategy Plus Fund’s aggregate investment in the VIP Subsidiary was $ 377,762,037 representing 50.07% of the AZL MVP BlackRock Global Strategy Plus Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in the commodity-related instruments. The VIP Subsidiary’s and Cayman Subsidiary’s investments have been consolidated with those of the AZL MVP BlackRock Global Strategy Plus Fund. All intercompany transactions have been eliminated.

2. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2019, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule.

A summary of each Fund’s investments in affiliated investment companies as of September 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 9/30/2019	Shares as of 9/30/2019	Dividend Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$201,992,298	$2,446,114	$(22,835,337)	$308,508	$15,528,870	$197,440,453	17,228,661	$-
AZL International Index Fund, Class 2	47,746,626	291,804	(4,674,637)	314,454	5,695,618	49,373,865	3,074,338	-
AZL Mid Cap Index Fund, Class 2	26,638,665	608,543	(2,254,422)	93,532	4,536,549	29,622,867	1,328,976	-
AZL S&P 500 Index Fund, Class 2	96,443,706	2,259,782	(15,387,003)	5,491,318	13,499,648	102,307,451	5,829,484	-
AZL Small Cap Stock Index Fund, Class 2	13,778,376	490,981	(368,388)	2,278	1,812,909	15,716,156	1,142,162	-

	$386,599,671	$6,097,224	$(45,519,787)	$6,210,090	$41,073,594	$394,460,792	28,603,621	$-

AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$412,833,477	$11,406	$(39,099,421)	$1,018,468	$12,429,462	$387,193,392	37,230,134	$-
AZL DFA International Core Equity Fund	111,040,289	518,680	(6,726,025)	79,634	11,707,295	116,619,873	11,467,047	-
AZL DFA U.S. Core Equity Fund	357,414,103	254,161	(52,913,832)	11,903,657	53,810,212	370,468,301	27,564,606	-
AZL DFA U.S. Small Cap Fund	90,842,403	10,557	(4,647,748)	317,515	10,937,440	97,460,167	8,519,245	-

	$972,130,272	$794,804	$(103,387,026)	$13,319,274	$88,884,409	$971,741,733	84,781,032	$-

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$152,834,757	$7,888,314	$(18,534,251)	$(16,305)	$12,199,536	$154,372,051	13,470,511	$-
AZL International Index Fund, Class 2	36,279,424	589,420	(799,962)	(15,881)	4,654,720	40,707,721	2,534,727	-
AZL Mid Cap Index Fund, Class 2	20,365,050	1,539,999	(1,122,815)	34,278	3,536,887	24,353,399	1,092,571	-
AZL S&P 500 Index Fund, Class 2	67,239,890	1,165,058	(5,516,001)	585,163	12,883,176	76,357,286	4,350,842	-
AZL Small Cap Stock Index Fund, Class 2	10,431,439	1,668,711	(565,330)	3,477	1,390,796	12,929,093	939,614	-

	$287,150,560	$12,851,502	$(26,538,359)	$590,732	$34,665,115	$308,719,550	22,388,265	$-

AZL MVP BlackRock Global Strategy Plus Fund
AZL Enhanced Bond Index Fund	$210,006,372	$152,907	$(19,953,556)	$354,364	$16,294,028	$206,854,115	18,050,097	$-
AZL MSCI Global Equity Index Fund	120,964,934	266,024	(9,491,617)	2,204,493	18,686,792	132,630,626	11,268,532	-

	$330,971,306	$418,931	$(29,445,173)	$2,558,857	$34,980,820	$339,484,741	29,318,630	$-

AZL MVP DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$34,590,662	$1,723,192	$(1,895,973)	$35,771	$1,142,414	$35,596,066	3,422,699	$-
AZL DFA International Core Equity Fund	10,265,090	543,454	(646,808)	(80,145)	1,175,183	11,256,774	1,106,861	-
AZL DFA U.S. Core Equity Fund	29,427,162	1,097,837	(3,379,230)	7,956	5,500,249	32,653,974	2,429,611	-
AZL DFA U.S. Small Cap Fund	8,139,889	466,587	(362,553)	(45,598)	1,059,589	9,257,914	809,258	-

	$82,422,803	$3,831,070	$(6,284,564)	$(82,016)	$8,877,435	$88,764,728	7,768,429	$-

AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$234,683,127	$1,254,387	$(17,334,433)	$(307,478)	$28,985,743	$247,281,346	17,931,932	$-

	$234,683,127	$1,254,387	$(17,334,433)	$(307,478)	$28,985,743	$247,281,346	17,931,932	$-

[822181.NOTES]2

AZL MVP Fusion Dynamic Balanced Fund
AZL DFA International Core Equity Fund	$31,074,885	$116,699	$(1,731,130)	$92,075	$3,201,236	$32,753,765	3,220,626	$-
AZL DFA U.S. Core Equity Fund	26,082,825	79,183	(2,831,173)	626,913	4,215,983	28,173,731	2,096,260	-
AZL DFA U.S. Small Cap Fund	12,576,387	4,491	(249,165)	2,776	1,548,003	13,882,492	1,213,505	-
AZL Enhanced Bond Index Fund	24,998,381	47,619,668	(6,341,260)	93,336	4,341,339	70,711,464	6,170,285	-
AZL FIAM Total Bond Fund	94,748,453	103,359	(9,259,038)	345,405	8,215,211	94,153,390	8,774,780	-
AZL Gateway Fund	18,826,965	-	(1,195,079)	49,240	1,271,294	18,952,420	1,411,200	-
AZL International Index Fund, Class 2	79,541,619	9,519,442	(7,621,713)	(447,745)	10,355,867	91,347,470	5,687,887	-
AZL MetWest Total Return Bond Fund	94,819,701	404,340	(8,802,769)	402,215	7,242,116	94,065,603	8,709,778	-
AZL Mid Cap Index Fund, Class 2	47,424,477	1,378,512	(5,612,823)	(530,146)	8,764,093	51,424,113	2,307,049	-
AZL MSCI Emerging Markets Equity Fund, Class 2	48,923,903	781,228	(14,300,752)	14,831	3,394,109	38,813,319	5,273,549	-
AZL Russell 1000 Growth Index Fund, Class 2	55,153,230	733,546	(9,667,829)	949,327	11,152,985	58,321,259	3,517,567	-
AZL Russell 1000 Value Index Fund, Class 2	81,029,766	1,366,555	(9,571,257)	(992,667)	14,942,154	86,774,551	6,588,804	-
AZL Small Cap Stock Index Fund, Class 2	20,551,930	473,692	(583,282)	(46,586)	2,754,656	23,150,410	1,682,443	-
PIMCO VIT Income Portfolio	48,819,022	1,240,681	(4,311,059)	89,656	1,462,744	47,301,044	4,416,531	1,240,681
PIMCO VIT Low Duration Portfolio	94,757,327	1,463,140	(49,887,349)	(2,003,844)	2,990,359	47,319,633	4,621,058	1,463,140
PIMCO VIT Total Return Portfolio	94,968,410	2,389,344	(8,690,700)	270,272	5,404,669	94,341,995	8,483,992	2,205,786

	$874,297,281	$67,673,880	$(140,656,378)	$(1,084,942)	$91,256,818	$891,486,659	74,175,314	$4,909,607

AZL MVP Fusion Dynamic Conservative Fund
AZL DFA International Core Equity Fund	$5,548,312	$971,460	$(868,453)	$60,883	$555,147	$6,267,349	616,259	$-
AZL DFA U.S. Core Equity Fund	3,205,689	589,310	(636,525)	143,896	486,683	3,789,053	281,924	-
AZL DFA U.S. Small Cap Fund	2,070,432	596,135	(419,504)	62,493	222,179	2,531,735	221,306	-
AZL Enhanced Bond Index Fund	11,735,762	13,264,261	(2,293,378)	20,210	1,565,830	24,292,685	2,119,781	-
AZL FIAM Total Bond Fund	31,216,994	1,780,761	(3,455,135)	73,520	2,796,124	32,412,264	3,020,714	-
AZL Gateway Fund	3,513,164	167,893	(160,824)	5,087	246,116	3,771,436	280,822	-
AZL International Index Fund, Class 2	12,589,403	3,882,516	(2,484,797)	(114,478)	1,742,823	15,615,467	972,320	-
AZL MetWest Total Return Bond Fund	31,309,316	2,158,908	(3,627,624)	141,842	2,427,720	32,410,162	3,000,941	-
AZL Mid Cap Index Fund, Class 2	8,681,007	1,895,292	(2,168,186)	(98,617)	1,675,896	9,985,392	447,976	-
AZL MSCI Emerging Markets Equity Fund, Class 2	6,994,738	1,128,843	(3,039,135)	147,982	397,631	5,630,059	764,954	-
AZL Russell 1000 Growth Index Fund, Class 2	11,411,247	1,890,107	(3,091,032)	226,245	2,358,307	12,794,874	771,705	-
AZL Russell 1000 Value Index Fund, Class 2	16,147,050	2,215,928	(3,395,544)	(346,092)	3,183,496	17,804,838	1,351,924	-
AZL Small Cap Stock Index Fund, Class 2	4,200,982	1,148,507	(979,682)	(62,332)	672,807	4,980,282	361,939	-
PIMCO VIT Income Portfolio	14,700,292	969,908	(1,154,292)	(1,707)	475,241	14,989,442	1,399,574	382,809
PIMCO VIT Low Duration Portfolio	28,942,719	1,498,250	(13,299,266)	(382,553)	713,167	17,472,317	1,706,281	483,342
PIMCO VIT Total Return Portfolio	31,355,612	2,765,197	(3,509,261)	(47,932)	1,956,818	32,520,434	2,924,499	740,058

	$223,622,719	$36,923,276	$(44,582,638)	$(171,553)	$21,475,985	$237,267,789	20,242,919	$1,606,209

AZL MVP Fusion Dynamic Moderate Fund
AZL DFA International Core Equity Fund	$95,042,994	$-	$(5,276,706)	$33,031	$10,062,356	$99,861,675	9,819,240	$-
AZL DFA U.S. Core Equity Fund	47,367,099	-	(5,945,782)	1,318,865	7,446,699	50,186,881	3,734,143	-
AZL DFA U.S. Small Cap Fund	36,216,741	-	(766,456)	12,072	4,459,447	39,921,804	3,489,668	-
AZL Enhanced Bond Index Fund	26,340,228	102,324,100	(10,881,358)	253,661	7,212,702	125,249,333	10,929,261	-
AZL FIAM Total Bond Fund	166,767,373	-	(16,785,280)	472,257	14,641,152	165,095,502	15,386,347	-
AZL Gateway Fund	50,125,373	-	(3,275,981)	143,719	3,380,106	50,373,217	3,750,798	-
AZL International Index Fund, Class 2	189,851,166	25,219,300	(19,179,265)	465,450	23,247,147	219,603,798	13,673,960	-
AZL MetWest Total Return Bond Fund	166,758,959	18,935	(15,318,936)	763,351	12,719,211	164,941,520	15,272,363	-
AZL Mid Cap Index Fund, Class 2	129,596,650	-	(12,456,342)	(1,238,791)	23,561,285	139,462,802	6,256,743	-
AZL MSCI Emerging Markets Equity Fund, Class 2	135,041,675	-	(37,698,170)	485,301	8,820,509	106,649,315	14,490,396	-
AZL Russell 1000 Growth Index Fund, Class 2	142,143,098	-	(24,115,500)	2,303,221	28,839,716	149,170,535	8,997,017	-
AZL Russell 1000 Value Index Fund, Class 2	207,263,151	-	(22,978,914)	(2,371,711)	37,910,050	219,822,576	16,691,160	-
AZL Small Cap Stock Index Fund, Class 2	53,442,444	-	(1,151,796)	(168,862)	7,180,183	59,301,969	4,309,736	-
PIMCO VIT Income Portfolio	83,100,476	2,129,041	(7,359,279)	286,246	2,383,608	80,540,092	7,520,083	2,129,041
PIMCO VIT Low Duration Portfolio	161,979,164	2,240,960	(105,211,150)	(2,796,265)	4,264,115	60,476,824	5,905,940	2,240,960
PIMCO VIT Total Return Portfolio	167,171,929	3,888,549	(16,046,304)	(47,705)	10,058,527	165,024,996	14,840,377	3,888,548

	$1,858,208,520	$135,820,885	$(304,447,219)	$(86,160)	$206,186,813	$1,895,682,839	155,067,232	$8,258,549

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$628,734,103	$-	$(65,146,645)	$(461,822)	$49,861,692	$612,987,328	53,489,296	$-
AZL International Index Fund, Class 2	447,213,308	-	(2,475,048)	(187,895)	56,994,133	501,544,498	31,229,421	-
AZL Mid Cap Index Fund, Class 2	254,024,169	-	(5,758,916)	(234,605)	44,042,907	292,073,555	13,103,345	-
AZL S&P 500 Index Fund, Class 2	859,151,295	-	(88,422,339)	11,488,414	158,772,849	940,990,219	53,617,676	-
AZL Small Cap Stock Index Fund, Class 2	125,112,978	-	(29,442)	(3,806)	16,348,873	141,428,603	10,278,241	-

	$2,314,235,853	$-	$(161,832,390)	$10,600,286	$326,020,454	$2,489,024,203	161,717,979	$-

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$201,227,371	$547,570	$(18,614,906)	$211,308	$15,617,971	$198,989,314	17,363,814	$-
AZL International Index Fund, Class 2	70,025,179	1,152,007	(1,549,486)	(50,480)	8,988,454	78,565,674	4,892,010	-
AZL Mid Cap Index Fund, Class 2	40,899,214	376,883	(1,315,894)	35,029	7,037,343	47,032,575	2,110,030	-
AZL S&P 500 Index Fund, Class 2	132,737,984	1,453,503	(11,725,381)	2,008,907	24,613,400	149,088,413	8,495,066	-
AZL Small Cap Stock Index Fund, Class 2	19,885,973	711,939	(5,008)	(221)	2,609,442	23,202,125	1,686,201	-

	$464,775,721	$4,241,902	$(33,210,675)	$2,204,543	$58,866,610	$496,878,101	34,547,121	$-

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$205,728,223	$13,590,743	$(9,802,523)	$255,600	$16,878,201	$226,650,244	19,777,508	$-
AZL S&P 500 Index Fund, Class 2	280,475,858	18,067,210	(13,206,754)	1,162,705	55,991,466	342,490,485	19,515,127	-
AZL T. Rowe Price Capital Appreciation Fund	547,877,821	9,111,353	(20,289,013)	925,218	96,255,394	633,880,773	31,741,651	-

	$1,034,081,902	$40,769,306	$(43,298,290)	$2,343,523	$169,125,061	$1,203,021,502	71,034,286	$-

[822181.NOTES]3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

3. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2019 are identified below.

AZL MVP BlackRock Global Strategy Plus Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Fieldwood Energy LLC	3/13/18	81,305	3,485	87,125	0.01%
Fieldwood Energy LLC	4/25/18	247,017	941	23,525	–%†
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	387,158	0.05%
Jawbone	1/24/17	–	23,389	–	–%
Lookout, Inc.	3/4/15	63,364	5,547	3,106	–%†
Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	458,982	0.06%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	707,396	0.09%
Quintis Pty, Ltd.	10/25/18	316,328	386,370	318,082	0.04%
Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63	10/25/18	42,158	41,361	41,361	0.01%
Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 11/7/19 @ 92	10/25/18	753,320	730,672	730,672	0.10%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	–	–%
Uber Technologies	3/21/14	1,063,120	68,532	2,066,708	0.28%

(a) Acquisition date represents the initial purchase date of the security.

† Represents less than 0.05%.